UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE PLUS BOND FUND

FORM N-Q

MARCH 31, 2017

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 27.8%
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	6,085,000	$6,267,550
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	5,190,000	5,410,575
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	5,520,000	5,658,000

Total Auto Components				17,336,125

Automobiles - 0.3%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	1,020,000	1,049,070
Ford Motor Co., Senior Notes	4.750%	1/15/43	6,470,000	6,078,416
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,550,000	1,781,272
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	1,250,000	1,263,388
Ford Motor Credit Co., LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,416,907
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	12,560,000	13,992,054
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	3,850,000	3,786,325
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	4,008,874
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	890,000	902,225
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,838,230
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	7,990,664
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	949,358
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	6,860,000	6,919,703
Hyundai Capital America, Senior Notes	2.125%	10/2/17	3,670,000	3,675,666	(a)

Total Automobiles				60,652,152

Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	7,380,000	7,656,750	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	2,310,000	2,385,075
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,430,000	1,444,300	(a)
McDonald’s Corp., Medium-Term Notes	5.350%	3/1/18	310,000	320,633
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,820,000	11,066,674
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,950,000	12,977,830
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	7,970,000	8,139,362	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	2,330,000	2,364,950	(a)

Total Hotels, Restaurants & Leisure				46,355,574

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	3,760,000	3,840,994
Newell Brands Inc., Senior Notes	3.850%	4/1/23	10,110,000	10,449,433
Newell Brands Inc., Senior Notes	4.200%	4/1/26	7,110,000	7,399,683

Total Household Durables				21,690,110

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	11,403,887
Netflix Inc., Senior Bonds	5.500%	2/15/22	490,000	520,625
Netflix Inc., Senior Bonds	5.875%	2/15/25	2,970,000	3,192,750
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	462,136

Total Internet & Direct Marketing Retail				15,579,398

Media - 1.1%
21st Century Fox America Inc., Senior Debentures	6.750%	1/9/38	200,000	239,987
21st Century Fox America Inc., Senior Notes	4.500%	2/15/21	8,000	8,534
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	260,000	306,549
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	1,350,000	1,689,972
21st Century Fox America Inc., Senior Notes	6.900%	8/15/39	120,000	153,194
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	5,010,000	5,035,050	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	9,327,000	9,855,542
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	4,200,223

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	109,000	$109,594
Comcast Corp., Notes	5.875%	2/15/18	65,000	67,469
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,246,229
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	3,975,393
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,760,572
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	248,795
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	71,067
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	2,870,210
Comcast Corp., Senior Notes	6.550%	7/1/39	3,690,000	4,779,454
Comcast Corp., Senior Notes	6.400%	3/1/40	1,710,000	2,193,489
DISH DBS Corp., Senior Notes	6.750%	6/1/21	4,280,000	4,619,725
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,335,000	3,503,818
DISH DBS Corp., Senior Notes	5.875%	11/15/24	17,019,000	17,874,205
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	22,040,000	22,089,832	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	11,230,000	12,060,964
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	10,705,000	11,093,056	(a)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	3,030,000	3,048,937	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	9,160,000	9,434,800	(a)
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	15,880,000	17,704,024
Time Warner Cable LLC, Debentures	7.300%	7/1/38	8,925,000	11,059,565
Time Warner Cable LLC, Senior Notes	4.125%	2/15/21	8,351,000	8,687,813
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	3,295,000	3,806,051
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	8,447,000	8,966,997
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,060,000	2,748,701
Time Warner Inc., Senior Notes	4.700%	1/15/21	20,000	21,441
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	9,897,513
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,113,908
UBM PLC, Notes	5.750%	11/3/20	6,060,000	6,368,630	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	2,512,000	2,586,624
Viacom Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,723,913
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,085,000	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	1,540,000	1,547,700	(a)

Total Media				200,854,540

Multiline Retail - 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	11,350,000	12,087,750

Specialty Retail - 0.0%
PetSmart Inc., Senior Notes	7.125%	3/15/23	100,000	95,000	(a)
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,520,000	1,395,854

Total Specialty Retail				1,490,854

TOTAL CONSUMER DISCRETIONARY				376,046,503

CONSUMER STAPLES - 2.8%
Beverages - 1.2%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	10,600,000	10,679,712
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	11,940,000	12,152,663
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	60,870,000	61,551,744
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	31,960,000	34,539,939
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,580,000	13,688,462
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,730,000	5,113,125
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	26,650,000	26,338,995
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	4,800,000	5,456,117
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,935,000	2,040,612
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	6,830,000	6,951,574	(a)
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	671,238
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,851,817
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,415,628
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	9,955,000	9,466,548
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	4,951,659
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	10,485,000	11,161,450	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	4,803,506	(a)

Total Beverages				226,834,789

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	$16,264,602
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,581,953
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,810,000	14,133,234
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	338,096	365,144	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	3,960,054	4,440,337
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	10,478,406	11,778,462
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,431,968	2,892,418
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,292,501
Kroger Co., Senior Notes	5.150%	8/1/43	780,000	835,981
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	2,937,975
Wal-Mart Stores Inc., Senior Notes	4.250%	4/15/21	360,000	390,131
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	13,390,000	13,092,193

Total Food & Staples Retailing				73,004,931

Food Products - 0.6%
Danone SA, Senior Bonds	2.589%	11/2/23	20,650,000	19,982,509	(a)
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	15,434,397	(a)
Danone SA, Senior Notes	2.947%	11/2/26	10,600,000	10,133,155	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	2,963,000	3,167,391	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	9,526,000	10,349,551
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	8,880,000	9,083,618
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	5,630,000	5,715,486
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	4,830,000	5,016,332
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	440,000	447,926
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	3,930,000	4,101,945
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	4,280,000	4,016,365
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	90,000	91,800	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,599,400	(a)
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	2,250,000	2,358,373
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	2,090,000	2,106,960	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,623,547	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	713,477	(a)

Total Food Products				106,942,232

Household Products - 0.1%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	7,400,000	7,825,500

Tobacco - 0.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	13,603,074
Altria Group Inc., Senior Notes	4.750%	5/5/21	11,110,000	12,035,152
Altria Group Inc., Senior Notes	2.850%	8/9/22	13,720,000	13,747,865
Altria Group Inc., Senior Notes	5.375%	1/31/44	4,420,000	5,041,288
Imperial Brands Finance PLC, Senior Notes	2.050%	2/11/18	4,660,000	4,665,019	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,620,376
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,149,722
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,141,406
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,160,000	2,435,206
Reynolds American Inc., Senior Notes	3.250%	6/12/20	3,842,000	3,942,122
Reynolds American Inc., Senior Notes	5.850%	8/15/45	17,069,000	20,045,919

Total Tobacco				95,427,149

TOTAL CONSUMER STAPLES				510,034,601

ENERGY - 4.4%
Energy Equipment & Services - 0.2%
Baker Hughes Inc., Senior Notes	3.200%	8/15/21	2,487,000	2,547,673
Ensco PLC, Senior Notes	8.000%	1/31/24	5,622,000	5,692,275
Halliburton Co., Senior Bonds	3.800%	11/15/25	13,610,000	13,781,404
Halliburton Co., Senior Notes	4.850%	11/15/35	5,440,000	5,744,003
Halliburton Co., Senior Notes	5.000%	11/15/45	2,830,000	2,981,671
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	720,000	764,065	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	680,000	688,500
Transocean Inc., Senior Notes	6.000%	3/15/18	5,485,000	5,594,700

Total Energy Equipment & Services				37,794,291

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 4.2%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	1,060,000	$1,094,450
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	2,850,000	2,931,664
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	8,216,848
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	33,652
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	16,141,000	17,266,883
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	3,960,000	4,394,737
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	12,895,000	15,219,840
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	13,540,000	16,379,731
Apache Corp., Senior Notes	3.250%	4/15/22	3,214,000	3,230,491
Apache Corp., Senior Notes	6.000%	1/15/37	1,810,000	2,047,631
Apache Corp., Senior Notes	5.100%	9/1/40	15,199,000	15,638,874
Apache Corp., Senior Notes	4.750%	4/15/43	5,980,000	5,969,415
Apache Corp., Senior Notes	4.250%	1/15/44	11,648,000	10,925,812
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	23,500,000	23,645,324
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	4,790,000	4,687,513
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	531,000
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,685,450
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	16,310,000	16,393,589
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,000	4,988
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	4,690,000	4,549,300
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	4,750,000	4,322,500
Chevron Corp., Senior Notes	2.954%	5/16/26	20,390,000	20,146,013
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	37,400,000	37,013,247
Concho Resources Inc., Senior Notes	5.500%	10/1/22	790,000	816,663
Concho Resources Inc., Senior Notes	5.500%	4/1/23	1,299,000	1,344,465
Concho Resources Inc., Senior Notes	4.375%	1/15/25	3,590,000	3,612,438
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	1,082,090
ConocoPhillips, Notes	6.500%	2/1/39	90,000	114,627
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	11,964
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	895,455
Continental Resources Inc., Senior Notes	4.500%	4/15/23	845,000	822,286
Devon Energy Corp., Senior Notes	3.250%	5/15/22	5,750,000	5,696,145
Devon Energy Corp., Senior Notes	5.850%	12/15/25	11,416,000	13,094,278
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	10,490,856
Devon Energy Corp., Senior Notes	5.000%	6/15/45	23,090,000	23,166,982
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	60,000	77,495
Ecopetrol SA, Senior Notes	5.875%	5/28/45	27,530,000	25,052,300
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	10,160,000	10,368,818
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,682,000	5,935,923
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	7,330,000	5,625,775
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	13,090,000	13,088,521
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	6,270,000	6,445,817
Kerr-McGee Corp., Notes	6.950%	7/1/24	3,151,000	3,720,008
Kerr-McGee Corp., Notes	7.875%	9/15/31	2,087,000	2,674,833
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	12,600,000	12,872,614
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	3,276,000	4,101,264
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	312,813	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,308,983
MPLX LP, Senior Notes	4.875%	6/1/25	8,960,000	9,385,421
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,890,000	16,563,517
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,493
Noble Energy Inc., Senior Notes	5.250%	11/15/43	6,205,000	6,452,517
Noble Energy Inc., Senior Notes	5.050%	11/15/44	1,741,000	1,780,319
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,000,000	1,002,500
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,260,000	1,282,050

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	$5,276,967
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,436,752
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	7,460,000	7,176,617
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,705,000	5,963,773
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	2,710,000	2,748,311
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	10,210,000	9,853,538
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	55,200,000	56,662,800
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	9,210,000	9,665,895
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	14,622,604
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	9,410,000	9,948,252
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	14,490,000	14,926,149
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,828,500
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,406,643
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	13,857,876
QEP Resources Inc., Senior Notes	6.875%	3/1/21	8,110,000	8,616,875
Range Resources Corp., Senior Notes	5.000%	3/15/23	8,140,000	8,017,900	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	4,470,000	4,280,025
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	3,240,000	3,347,464
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,353,816
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	523,321
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,127,729
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	10,900,000	11,145,522	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	7,580,000	7,899,702	(a)
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	652,284	609,886	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,109,789
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,299,471
Shell International Finance BV, Senior Notes	6.375%	12/15/38	5,195,000	6,694,002
Shell International Finance BV, Senior Notes	4.550%	8/12/43	5,820,000	6,042,248
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	13,964,198
Shell International Finance BV, Senior Notes	4.000%	5/10/46	9,980,000	9,553,036
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	634,527
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	7,140,000	7,149,789	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	17,660,000	18,649,649	(a)
SM Energy Co., Senior Notes	5.000%	1/15/24	1,030,000	973,350
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,025,492
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	14,960,000	19,209,283
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	2,090,000	2,084,775
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	295,000	292,050
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	10,370,000	10,318,150
Williams Cos. Inc., Debentures	7.500%	1/15/31	499,000	581,335
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	11,863,000	13,672,107
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,803,425
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	287,000	337,225
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,831,688
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,170,000	1,175,850
WPX Energy Inc., Senior Notes	6.000%	1/15/22	270,000	274,725
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,440,000	1,602,000

Total Oil, Gas & Consumable Fuels				767,114,263

TOTAL ENERGY				804,908,554

FINANCIALS - 9.7%
Banks - 6.3%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	9,850,000	10,126,824	(a)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	4/17/17	12,050,000	9,832,800	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	11,870,000	12,493,175	(b)(c)
Bank of America Corp., Senior Notes	6.400%	8/28/17	90,000	91,748

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	5.750%	12/1/17	1,800,000	$1,847,471
Bank of America Corp., Senior Notes	5.650%	5/1/18	160,000	166,467
Bank of America Corp., Senior Notes	2.600%	1/15/19	8,150,000	8,234,858
Bank of America Corp., Senior Notes	5.625%	7/1/20	14,140,000	15,507,932
Bank of America Corp., Senior Notes	5.875%	1/5/21	15,920,000	17,776,447
Bank of America Corp., Senior Notes	5.000%	5/13/21	11,720,000	12,725,271
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	29,139,726
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	240,244
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,401,124
Bank of America Corp., Senior Notes	3.875%	8/1/25	13,710,000	13,953,037
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	15,935,861
Bank of America Corp., Senior Notes	5.000%	1/21/44	37,300,000	40,649,652
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	3,050,000	3,127,915
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	5,920,000	5,939,477
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,337,903
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,295,472
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	12,185,052
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,555,000	4,674,018	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	7,270,000	7,291,548
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	9,782,131	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,389,281	(a)
CIT Group Inc., Senior Notes	4.250%	8/15/17	690,000	696,038
CIT Group Inc., Senior Notes	5.375%	5/15/20	1,270,000	1,353,350
CIT Group Inc., Senior Notes	5.000%	8/1/23	6,880,000	7,172,400
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	6,200,000	6,200,000	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	8,170,000	8,517,225	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	28,020,000	29,176,105	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	6,050,000	6,314,687	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.900%	2/15/23	2,140,000	2,233,625	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,221,529
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	25,850,829
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	19,090,000	19,451,126
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	733,137
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	27,615,773
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,610,239
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,420,000	36,858,606
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,022,253
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	155,113
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,595,469
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	1,915,794
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,054,786
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,455,248	(a)
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	11,522,000	13,451,935	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	24,060,000	25,363,234
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	26,000,000	26,668,278
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	8,420,000	9,084,919
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	16,980,000	18,869,025	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	10,440,000	10,505,250	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	26,610,000	27,214,632
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	6,900,000	7,192,470
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	26,230,000	26,580,092
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,391,296
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	17,873,096
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	15,376,021	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	29,410,000	27,666,899	(a)
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	10,460,636
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,478,494
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,904,977
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	10,216,558
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	20,454
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	309,000	312,244
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,238,394

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	20,000,000	$20,378,100
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,149,314
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	17,670,000	18,616,441
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	111,165	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,752,170
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,287,292
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	15,619,577	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,596,031
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	13,729,968
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	15,934,335
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	24,450,961
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	4,009,000	4,103,039
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	3,626,522	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	21,320,000	21,983,692	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,396,339
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	4,880,000	4,962,565	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/1/17	38,301,000	38,323,981	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	13,692,167
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	3,480,000	3,751,238	(b)(c)
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	5,740,000	5,729,668
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	14,997,240
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	30,520,000	29,221,466
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	6,922,625
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,920,062
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	36,290,000	37,710,536
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	9,064,802
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,107,875
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	20,524,765
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	17,103,253
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	2,973,221
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	17,185,000	17,556,523
Wells Fargo Bank NA, Subordinated Notes	6.000%	11/15/17	3,920,000	4,025,918
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	5,612,000	6,011,855

Total Banks				1,160,552,376

Capital Markets - 1.9%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	925,000	947,228
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	5,374,485
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	6,730,000	6,955,818
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	24,115,000	24,537,832
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	5/1/17	413,000	345,495	(b)(c)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	20,030,000	21,102,506
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	13,300,000	13,372,911
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	583,000	607,358
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	210,000	212,720
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	27,925,824
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	4,367,977
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,835,593
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,287,614
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,541,631
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	9,961,500

Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,395,002
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	37,147,511
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	24,626,505

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	6.450%	5/1/36	1,050,000		$1,252,308
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000		10,661,224
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	18,841,000		19,796,898
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000		1,456,106	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/1/17	5,550,000		0	*(b)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.000%	8/19/65	190,000		0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000		0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000		0	*(d)(e)(f)(g)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	7,435,000		7,454,799
Morgan Stanley, Senior Notes	5.950%	12/28/17	4,700,000		4,846,429
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	27,101,000		27,867,958
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	32,680,000		32,890,917	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	26,840,000		27,224,590	(a)

Total Capital Markets					337,996,739

Consumer Finance - 0.3%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000		3,031,314
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,690,000		4,381,875
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	18,610,000		21,036,893
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,500,000		1,597,500
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000		65,175
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	16,560,000		16,553,956

Total Consumer Finance					46,666,713

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	8,550,000		8,779,166
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,590,000		2,714,980
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	1,180,000		1,263,112
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,311,470		8,583,561
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000		6,338,930
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	17,167,000		17,241,264
GE Capital International Funding Co., Unlimited Co., Senior Notes	4.418%	11/15/35	5,171,000		5,460,338
ILFC E-Capital Trust II, Bonds	4.910%	12/21/65	2,870,000		2,697,800	(a)(c)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	8,880,000		10,865,692
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000		3,943,128
Magnolia Finance X Ltd.	3.065%	12/3/20	44,413,740	GBP	54,533,076	(a)(f)(g)
Magnolia Finance X Ltd.	4.332%	12/3/20	14,607,841	GBP	17,936,128	(a)(f)(g)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	2,510,000		2,610,400	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	4,590,000		4,773,600	(a)
Voya Financial Inc., Senior Notes	2.900%	2/15/18	1,868,000		1,885,001

Total Diversified Financial Services					149,626,176

Insurance - 0.4%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	446,000		454,920	(c)
American International Group Inc., Senior Notes	3.750%	7/10/25	26,460,000		26,312,433
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000		4,114,727
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000		5,484,823
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000		10,947,000	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	5,493,000		6,028,568
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000		6,825,325
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000		323,995
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	280,000		370,113	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000		8,386,552	(a)

Total Insurance					69,248,456

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Thrifts & Mortgage Finance - 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	5,150,000	$5,059,875	(a)

TOTAL FINANCIALS				1,769,150,335

HEALTH CARE - 2.0%
Biotechnology - 0.4%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	9,430,000	9,431,782
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,516,731
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	1,934,202
Celgene Corp., Senior Notes	3.550%	8/15/22	4,650,000	4,790,025
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000	2,226,880
Celgene Corp., Senior Notes	3.875%	8/15/25	9,250,000	9,454,462
Celgene Corp., Senior Notes	5.250%	8/15/43	3,712,000	3,901,067
Celgene Corp., Senior Notes	5.000%	8/15/45	3,960,000	4,144,991
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	729,000	748,845
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,035,205
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,574,159
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	11,750,000	11,984,906
Gilead Sciences Inc., Senior Notes	4.150%	3/1/47	9,000,000	8,393,157

Total Biotechnology				65,136,412

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	11,610,000	11,595,395
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	6,866,167
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	10,514,080
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	3,922,000	4,037,201
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,880,000	3,006,294
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,033,126
Medtronic Inc., Senior Notes	3.500%	3/15/25	26,870,000	27,494,620

Total Health Care Equipment & Supplies				64,546,883

Health Care Providers & Services - 0.7%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,588,671
Anthem Inc., Notes	7.000%	2/15/19	1,895,000	2,061,415
Anthem Inc., Senior Notes	5.875%	6/15/17	3,052,000	3,078,626
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,206,548
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,307,071
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,410,000	1,202,127
Centene Corp., Senior Notes	4.750%	5/15/22	5,890,000	6,051,975
Centene Corp., Senior Notes	6.125%	2/15/24	2,860,000	3,070,925
Centene Corp., Senior Notes	4.750%	1/15/25	3,970,000	3,992,351
DaVita Inc., Senior Notes	5.000%	5/1/25	3,620,000	3,629,050
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,564,050	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	791,700	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,045,000	2,213,712	(a)
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	15,044,012
HCA Inc., Notes	7.690%	6/15/25	723,000	823,316
HCA Inc., Senior Notes	7.500%	2/15/22	738,000	844,088
HCA Inc., Senior Secured Notes	6.500%	2/15/20	4,150,000	4,541,677
HCA Inc., Senior Secured Notes	5.250%	4/15/25	330,000	350,625
HCA Inc., Senior Secured Notes	5.250%	6/15/26	3,750,000	3,946,875
Humana Inc., Senior Notes	7.200%	6/15/18	240,000	254,981

Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,480,861
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,527,525
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,504,208

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	$2,597,091
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	627,235
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	10,300,000	10,373,223
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	7,000,000	7,306,250
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	1,535,188
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,164,406
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	12,181,090

Total Health Care Providers & Services				119,860,872

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	4,520,000	4,691,308

Pharmaceuticals - 0.6%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	7,230,000	7,382,394
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	10,140,000	10,232,507
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,190,000	1,193,234
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	3,236,000	3,249,853
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,329,160
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	29,502,331
Mallinckrodt International Finance SA, Senior Notes	5.500%	4/15/25	50,000	46,000	(a)
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	6,700,000	6,614,160
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	7,148
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,873,000	1,676,335	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	220,000	200,200	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	120,000	108,600	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	14,472,000	12,681,090	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	510,000	410,550	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,430,000	1,101,100	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	4,949,000	3,841,661	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	4,021,000	3,096,170	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	3,400,000	3,497,750	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	4,500,000	4,618,125	(a)
Wyeth LLC, Notes	5.950%	4/1/37	5,098,000	6,294,674

Total Pharmaceuticals				106,083,042

TOTAL HEALTH CARE				360,318,517

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	9,037,173
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,458,285
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,300,040
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	13,329,351
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,570,117
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,670,959
United Technologies Corp., Senior Notes	4.500%	6/1/42	5,359,000	5,671,773

Total Aerospace & Defense				41,037,698

Airlines - 0.1%
Air 2 U.S., Notes	8.027%	10/1/19	1,509,357	1,558,411	(a)
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	8,834,596	9,718,056
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	2,002	2,022	(g)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	42,623	44,968

Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	9,079,262	10,486,548
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	2,516,221	2,616,870

Total Airlines				24,426,875

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.3%
Cintas Corp., Senior Notes	2.900%	4/1/22	7,980,000	$8,073,071
Cintas Corp., Senior Notes	3.700%	4/1/27	7,500,000	7,663,650
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,486,000	1,436,784
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	7,130,000	7,343,900	(a)
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	1,600,000	1,672,000
United Rentals North America Inc., Senior Notes	4.625%	7/15/23	1,000,000	1,030,000
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000	2,085,000
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	5,330,000	5,489,900
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,190,050
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	630,000	636,300
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,552,516
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,588,078
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,668,420
West Corp., Senior Notes	5.375%	7/15/22	10,930,000	10,738,725	(a)
West Corp., Senior Secured Notes	4.750%	7/15/21	3,000,000	3,052,500	(a)

Total Commercial Services & Supplies				61,220,894

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,441,153
Eaton Corp., Senior Notes	1.500%	11/2/17	3,900,000	3,899,485
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	25,019,466
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,495,058

Total Electrical Equipment				36,855,162

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	4.375%	9/16/20	1,184,000	1,272,582
General Electric Co., Senior Notes	4.650%	10/17/21	410,000	450,044
General Electric Co., Senior Notes	5.875%	1/14/38	2,460,000	3,104,884
General Electric Co., Senior Notes	6.875%	1/10/39	27,244,000	38,686,943
General Electric Co., Senior Notes	4.500%	3/11/44	8,660,000	9,316,419
General Electric Co., Subordinated Notes	5.300%	2/11/21	4,382,000	4,852,329

Total Industrial Conglomerates				57,683,201

Machinery - 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	5,268,000	5,318,931
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,472,080

Total Machinery				7,791,011

TOTAL INDUSTRIALS				229,014,841

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.1%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	3,720,000	3,714,234	(a)
Harris Corp., Senior Notes	4.854%	4/27/35	2,988,000	3,191,898
Harris Corp., Senior Notes	5.054%	4/27/45	6,087,000	6,660,055

Total Communications Equipment				13,566,187

IT Services - 0.3%
First Data Corp., Secured Notes	5.750%	1/15/24	12,328,000	12,716,332	(a)
First Data Corp., Senior Notes	7.000%	12/1/23	10,032,000	10,759,320	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	26,220,332
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	17,284,260

Total IT Services				66,980,244

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,234,194
Intel Corp., Senior Notes	4.900%	7/29/45	2,850,000	3,195,674
Micron Technology Inc., Senior Notes	5.625%	1/15/26	1,270,000	1,336,675	(a)
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,360,000	1,374,473

Total Semiconductors & Semiconductor Equipment				10,141,016

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.6%
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	3,120,000	$3,377,400	(a)
Microsoft Corp., Senior Bonds	2.400%	8/8/26	36,710,000	34,733,901
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	19,421,990
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,247,130
Microsoft Corp., Senior Notes	3.300%	2/6/27	27,850,000	28,277,414
Microsoft Corp., Senior Notes	3.450%	8/8/36	770,000	729,479
Microsoft Corp., Senior Notes	4.100%	2/6/37	4,530,000	4,675,191
Microsoft Corp., Senior Notes	3.950%	8/8/56	3,840,000	3,588,733
Microsoft Corp., Senior Notes	4.500%	2/6/57	7,830,000	8,060,867
Oracle Corp., Senior Notes	1.200%	10/15/17	15,770,000	15,765,900

Total Software				122,878,005

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.450%	8/4/26	30,530,000	28,879,762
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	27,730,000	28,415,263	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	27,891,000	29,166,874	(a)

Total Technology Hardware, Storage & Peripherals				86,461,899

TOTAL INFORMATION TECHNOLOGY				300,027,351

MATERIALS - 1.4%
Chemicals - 0.2%
Ecolab Inc., Senior Notes	4.350%	12/8/21	2,650,000	2,861,483
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	12,930,000	12,930,517	(a)
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	1,311,000	1,380,769
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,671,834
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,074,525
OCP SA, Senior Notes	4.500%	10/22/25	10,510,000	10,354,978	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	330,000	349,684
Westlake Chemical Corp., Senior Notes	4.625%	2/15/21	3,098,000	3,217,254	(a)
Westlake Chemical Corp., Senior Notes	4.875%	5/15/23	2,950,000	3,070,950	(a)

Total Chemicals				39,911,994

Construction Materials - 0.0%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.750%	12/15/23	2,590,000	2,693,600	(a)

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	5,250,000	5,289,375	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	3,347,620	3,439,679
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	5,190,000	5,332,725	(a)
WestRock RKT Co., Senior Notes	3.500%	3/1/20	2,855,000	2,930,175
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,322,349

Total Containers & Packaging				19,314,303

Metals & Mining - 1.1%
ArcelorMittal SA, Senior Notes	7.000%	2/25/22	3,010,000	3,423,514
ArcelorMittal SA, Senior Notes	7.750%	10/15/39	3,490,000	3,961,150
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	3,159,000	3,465,998
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	3,540,000	3,795,680
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	1,728,775

Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	1,988,000	2,130,995
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	9,564,780
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	9,572,357

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	1,587,000	$1,611,492
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	8,544,410
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	28,735,000	32,499,285	(a)(c)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,190,000	2,510,287	(a)
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	2,002,000	2,047,045	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	6,825,000	6,586,125
Freeport-McMoRan Inc., Senior Notes	6.750%	2/1/22	3,250,000	3,331,250	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	590,000	547,225
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	3,048,000	3,147,060	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,215,000	2,720,694
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	18,690,000	18,764,947	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	4,620,000	4,709,120	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	15,780,000	15,578,710	(a)
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	6,230,000	6,534,853
Southern Copper Corp., Senior Notes	5.250%	11/8/42	24,800,000	24,310,262
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	4,773,000	4,969,886
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	13,714,000	14,743,921

Total Metals & Mining				190,799,821

Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	5,720,000	5,991,815
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	1,250,000	1,282,043

Total Paper & Forest Products				7,273,858

TOTAL MATERIALS				259,993,576

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	24,256,561	(a)

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Inc., Global Notes	5.500%	2/1/18	2,136,000	2,202,370
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,555,072
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,510,193
AT&T Inc., Senior Notes	3.400%	5/15/25	32,955,000	31,832,091
AT&T Inc., Senior Notes	4.250%	3/1/27	8,830,000	8,927,819
AT&T Inc., Senior Notes	4.350%	6/15/45	10,893,000	9,587,812
AT&T Inc., Senior Notes	5.450%	3/1/47	4,394,000	4,491,780
AT&T Inc., Senior Notes	4.500%	3/9/48	7,590,000	6,749,332
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	18,910,000	18,896,390	(a)
British Telecommunications PLC, Bonds	9.125%	12/15/30	5,310,000	7,943,266
CenturyLink Inc., Senior Notes	5.625%	4/1/25	10,000	9,512
Qwest Corp., Debentures	6.875%	9/15/33	4,760,000	4,739,818
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	4,034,000	4,079,382	(a)
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	560,000	566,160
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,582,471
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	4,830,973
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	1,420,000	1,468,095
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	5,000	5,136
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	1,560,000	1,504,756
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	27,224,000	29,962,680
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	1,370,000	1,251,006
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	51,015,000	51,879,245
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	3,010,000	2,520,156
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	10,096,000	9,706,284

Total Diversified Telecommunication Services				208,801,799

Wireless Telecommunication Services - 0.4%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	2,780,000	2,953,750	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	10,400,000	10,826,400	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,430,000	6,581,069

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	5,380,000	$5,766,682
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	80,000	85,386
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	12,300,000	13,391,625	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	1,880,000	2,029,460
Sprint Corp., Senior Notes	7.875%	9/15/23	2,900,000	3,211,750
Sprint Corp., Senior Notes	7.625%	2/15/25	18,385,000	20,085,612

Total Wireless Telecommunication Services				64,931,734

TOTAL TELECOMMUNICATION SERVICES				273,733,533

UTILITIES - 1.0%
Electric Utilities - 0.9%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	160,000	199,748
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	8,525,000	11,089,959
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,547,935
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	405,174
Exelon Corp., Bonds	5.625%	6/15/35	426,000	486,509
FirstEnergy Corp., Notes	7.375%	11/15/31	51,356,000	66,934,586
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	4,290,000	4,305,663
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	19,117,049
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	1,260,000	1,421,532	(h)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	19,295,000	24,155,700
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	2,980,000	3,262,561
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	13,075,600
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,513,575
Progress Energy Inc., Senior Notes	6.000%	12/1/39	1,530,000	1,836,560

Total Electric Utilities				155,352,151

Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	50,000	50,000	(a)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	9,413,000	12,554,758

Total Gas Utilities				12,604,758

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp., Senior Notes	7.375%	7/1/21	176,000	198,880
AES Corp., Senior Notes	5.500%	3/15/24	680,000	690,200
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	5,300,000	5,584,875	(a)

Total Independent Power and Renewable Electricity Producers				6,473,955

Multi-Utilities - 0.0%
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,632,808

TOTAL UTILITIES				179,063,672

TOTAL CORPORATE BONDS & NOTES (Cost - $4,941,971,033)				5,086,548,044

			FACE AMOUNT†/UNITS
ASSET-BACKED SECURITIES - 3.4%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	2,932,028	2,982,543	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	17,355,041	16,986,533	(a)
AASET, 2014-1 B	7.375%	12/15/29	11,403,148	11,388,895	(c)
Airspeed Ltd., 2007-1A G1W	1.182%	4/15/24	15,707,508	12,566,006	(a)(c)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	1.348%	9/25/34	19,749	19,580	(c)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	1.105%	9/25/34	2,502,891	2,211,084	(c)
Brazos Student Finance Corp., 2009-1 AS	3.653%	12/27/39	7,100,000	7,514,511	(c)
CDC Mortgage Capital Trust, 2002-HE1 A	1.602%	1/25/33	159,357	147,859	(c)
CDC Mortgage Capital Trust, 2004-HE3 M1	1.897%	11/25/34	109,263	101,992	(c)
CIT Mortgage Loan Trust, 2007-1 1M1	2.482%	10/25/37	49,920,000	44,187,042	(a)(c)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	36,940,000	34,373,261	(a)(f)(g)
Conseco Financial Corp., 1993-2	8.000%	7/15/18	6,578	6,203
Conseco Financial Corp., 1996-5 B1	8.100%	7/15/26	145,177	3,355	(c)
Conseco Financial Corp., 1999-3 A9	6.530%	2/1/31	18,316,401	18,158,138	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	185,712	$207,473	(c)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	1.602%	9/25/33	470,971	444,093	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	1.322%	12/25/36	89,030	45,095	(a)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.910%	7/15/36	78,953	68,919	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.920%	11/15/36	786,068	661,560	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A	1.052%	1/15/37	8,797,425	8,022,529	(c)
Countrywide Home Equity Loan Trust, 2007-B A	1.062%	2/15/37	11,379,450	10,102,162	(c)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	19,742,154	19,876,557	(a)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	1.482%	10/25/34	7,488,657	7,090,297	(a)(c)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	10,657	10,622
Greenpoint Manufactured Housing, 1999-2 A2	4.412%	3/18/29	4,525,000	4,205,406	(c)
Greenpoint Manufactured Housing, 1999-3 2A2	4.890%	6/19/29	1,825,000	1,685,935	(c)(g)
Greenpoint Manufactured Housing, 1999-4 A2	4.412%	2/20/30	1,750,000	1,593,900	(c)(g)
Greenpoint Manufactured Housing, 2001-2 IA2	4.272%	2/20/32	2,250,000	2,043,287	(c)
Greenpoint Manufactured Housing, 2001-2 IIA2	4.271%	3/13/32	4,375,000	3,955,993	(c)
GSAA Home Equity Trust, 2005-6 A3	1.148%	6/25/35	5,043,335	5,011,234	(c)
GSRPM Mortgage Loan Trust, 2007-1 A	1.178%	10/25/46	8,249,913	7,077,254	(a)(c)
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	17,179,000	17,146,669	(a)
Hertz Vehicle Financing LLC, 2015-1A C	4.350%	3/25/21	14,481,000	14,472,232	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A	0.918%	12/25/36	111,435,423	83,416,657	(c)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	1.502%	3/25/31	45,230	40,366	(c)
Lehman XS Trust, 2006-2N 1A1	1.242%	2/25/46	18,789,370	13,981,476	(c)
Long Beach Mortgage Loan Trust, 2006-9 2A3	1.142%	10/25/36	4,429,655	1,920,053	(c)
Morgan Stanley Capital Inc., 2003-HE3 M1	2.002%	10/25/33	488,865	463,324	(c)
National Collegiate Student Loan Trust, 2007-4 A3L	1.832%	3/25/38	65,685,308	37,891,851	(c)
Northstar Education Finance Inc., 2007-1 A5	2.223%	1/29/46	6,475,000	5,963,015	(c)
Northstar Education Finance Inc., 2007-1 A6	1.678%	1/29/46	12,175,000	11,212,067	(c)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	572,109	585,781
Origen Manufactured Housing Contract Trust, 2006-A A2	2.562%	10/15/37	19,131,505	16,999,450	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.575%	4/15/37	21,402,938	19,686,519	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	2.782%	7/25/35	5,245,741	4,954,788	(c)
Renaissance Home Equity Loan Trust, 2003-1 A	1.638%	6/25/33	612,820	589,273	(c)
Renaissance Home Equity Loan Trust, 2003-3 A	1.778%	12/25/33	205,272	191,867	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3	1.602%	3/25/34	6,534,090	6,380,046	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	15,366,479	10,759,704
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	1.642%	5/25/33	577,527	507,623	(c)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	2.107%	8/25/33	1,449,222	1,335,508	(c)
Residential Asset Mortgage Products Inc., 2006-RZ4 M1	1.332%	10/25/36	15,950,000	11,911,661	(c)
Residential Funding Mortgage Securities II, 2003-HS3	1.272%	8/25/33	20,108	19,596	(c)
Residential Funding Securities Corp., 2002-RP2 A1	2.482%	10/25/32	1,898,533	1,765,628	(a)(c)
SACO I Trust, 2006-3 A3	1.442%	4/25/36	556,928	1,166,700	(c)
SACO I Trust, 2006-5 1A	1.282%	4/25/36	49,559	90,601	(c)
SLM Student Loan Trust, 2008-5 A4	2.738%	7/25/23	16,307,195	16,662,466	(c)
SLM Student Loan Trust, 2008-9 A	2.538%	4/25/23	18,856,595	19,233,094	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	4,345,317	$4,249,720	(a)(g)
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	474,432	471,551
Small Business Administration Participation Certificates, 2015-20F 1	2.980%	6/1/35	2,675,750	2,711,534
Small Business Administration Participation Certificates, 2016-20G 1	2.040%	7/1/36	4,897,463	4,723,485
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	63,550,720	(a)(f)(g)
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	18,375,000	(a)(g)
Southern Pacific Secured Assets Corp., 1998-2 A1	1.322%	7/25/29	2,606	2,499	(c)
Structured Asset Securities Corp., 2005-SC1 1A2	7.374%	5/25/31	7,831,779	6,819,251	(a)(c)
Structured Asset Securities Corp., 2006-ARS1 A1	0.998%	2/25/36	1,123,850	77,938	(a)(c)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	54	54

TOTAL ASSET-BACKED SECURITIES (Cost - $634,906,038)				623,079,085

			FACE AMOUNT†
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.8%
American Home Mortgage Assets, 2006-3 3A12	0.968%	10/25/46	7,042,843	5,892,833	(c)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	880,000	885,054	(a)
Banc of America Alternative Loan Trust, 2004-11 2CB1	6.000%	12/25/34	10,021,517	9,761,185
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.708%	4/10/49	2,220,000	2,120,078	(c)
Banc of America Commercial Mortgage Trust, 2007-4 AJ	5.961%	2/10/51	7,500,000	7,657,901	(c)
Banc of America Funding Corp., 2004-B 3A2	3.427%	12/20/34	127,050	63,299	(c)
Banc of America Funding Corp., 2015-R2 03A2	1.242%	4/29/37	50,513,000	44,114,316	(a)(c)
Banc of America Funding Corp., 2015-R2 10A1	1.172%	6/29/37	36,412,636	35,276,944	(a)(c)
Banc of America Funding Corp., 2015-R2 3A1	1.242%	4/29/37	19,406,422	19,154,138	(a)(c)
Banc of America Mortgage Securities Inc., 2004-K 4A1	3.275%	12/25/34	29,984	28,957	(c)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	33,260,000	27,919,508	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	14,134,998	8,547,080	(a)(c)
Bear Stearns Asset-Backed Securities Trust, 2006-AC4 A2	30.211%	7/25/36	4,549,803	7,409,226	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1	0.948%	3/25/37	25,078,241	20,643,929	(c)
BLCP Hotel Trust, 2014-CLMZ M	6.640%	8/15/29	10,657,334	10,777,830	(a)(c)
CD Commercial Mortgage Trust, 2006-CD2 AJ	5.704%	1/15/46	3,372,270	3,164,191	(c)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	2,820,000	1,517,119
CGBAM Commercial Mortgage Trust, 2016-IMC E	8.312%	11/15/21	51,090,000	52,330,874	(a)(c)
Chevy Chase Mortgage Funding Corp., 2005-4A A1	1.182%	10/25/36	610,888	523,316	(a)(c)
Citigroup Commercial Mortgage Trust	4.342%	4/14/50	37,660,000	38,786,561
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	3,694,483	3,491,286
Citigroup Commercial Mortgage Trust, 2008-C7 AJA	6.127%	12/10/49	2,160,000	1,427,878	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	7,500,000	7,826,684
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	19,054,000	19,624,915
Citigroup Mortgage Loan Trust Inc., 2005-05	3.340%	8/25/35	115,549	95,916	(c)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.511%	12/25/35	115,488	91,530	(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	1.018%	11/25/36	4,207,718	3,828,330	(c)
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	960,000	966,117
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,831,767

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	1,470,000	$1,571,227	(c)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.083%	10/10/46	730,000	737,318	(c)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	1,763,000	1,816,049	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	10,190,000	10,889,464	(c)
Commercial Mortgage Trust, 2007-C9 AJ	5.650%	12/10/49	10,029,242	10,111,010	(c)
Commercial Mortgage Trust, 2013-CR09 E	4.256%	7/10/45	3,000,000	2,152,143	(a)(c)
Commercial Mortgage Trust, 2013-CR12 E	5.083%	10/10/46	1,453,000	1,056,077	(a)(c)
Commercial Mortgage Trust, 2014-CR21 A3	3.528%	12/10/47	590,000	604,086
Commercial Mortgage Trust, 2014-CR21 C	4.417%	12/10/47	11,948,000	11,775,343	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	10,670,000	10,690,673	(c)
Commercial Mortgage Trust, 2015-DC1 C	4.353%	2/10/48	3,070,000	2,951,250	(c)
Countrywide Alternative Loan Trust, 2004-33 2A1	3.316%	12/25/34	13,604	13,417	(c)
Countrywide Alternative Loan Trust, 2006-006CB 1A4	5.500%	5/25/36	8,133,774	7,388,313
Countrywide Alternative Loan Trust, 2006-043CB 1A10	6.000%	2/25/37	7,389,327	6,346,900
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	1.178%	7/20/46	255,633	133,698	(c)
Countrywide Alternative Loan Trust, 2006-18CB A6, PAC	24.673%	7/25/36	10,804,356	15,165,645	(c)
Countrywide Alternative Loan Trust, 2006-23CB 2A6, PAC-11	24.473%	8/25/36	3,992,259	5,433,386	(c)
Countrywide Alternative Loan Trust, 2006-43CB 3A3, IO	5.648%	2/25/37	21,095,685	5,850,371	(c)
Countrywide Home Loan Mortgage Pass-Through Trust, 2006-0A5 1A1	1.182%	4/25/46	2,138,937	1,794,348	(c)
Countrywide Home Loans, 2006-R1 AF2	1.352%	1/25/36	3,258,097	2,878,031	(a)(c)
Countrywide Home Loans, 2006-R2 AS, IO	4.778%	7/25/36	25,026,705	3,085,625	(a)(c)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.228%	6/15/38	11,027,066	5,899,480	(c)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	9,196,137	8,760,347
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	12,190,000	11,610,330	(c)
Credit Suisse Mortgage Trust, 2013-11R 2A3	15.205%	5/27/34	13,782,916	19,859,196	(a)(c)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	13,120,000	13,441,061	(a)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	4,290,000	3,679,111	(a)
Credit Suisse Mortgage Trust, 2015-02R 7A1	2.558%	8/27/36	34,969,375	35,446,644	(a)(c)
Credit Suisse Mortgage Trust, 2015-03R 1A1	1.176%	7/29/37	18,615,174	17,310,816	(a)(c)
Credit Suisse Mortgage Trust, 2015-03R 1A2	1.176%	7/29/37	20,270,292	12,931,248	(a)(c)
Credit Suisse Mortgage Trust, 2015-04R 3A3	1.081%	10/27/36	48,456,954	21,762,992	(a)(c)
Credit Suisse Mortgage Trust, 2015-GLPA A	3.881%	11/15/37	4,150,000	4,349,975	(a)
Credit Suisse Mortgage Trust, 2015-SAMZ MZ	6.506%	8/15/22	18,717,000	18,912,443	(a)(c)
Credit Suisse Mortgage Trust, 2015-TOWN F	5.412%	3/15/28	15,000,000	14,954,322	(a)(c)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	11,217,000	7,009,896	(a)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	4,596,000	2,381,234	(a)
Downey Savings & Loan Association Mortgage Loan Trust, 2004-AR1 A2A	1.599%	9/19/44	492,576	471,490	(c)
Equity Mortgage Trust, 2014-INNS D	3.197%	5/8/31	11,183,000	11,151,550	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	19,123,042	20,913,769
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	5.378%	11/15/36	1,978,111	283,235	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO	5.518%	2/15/37	10,535,606	1,863,360	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.118%	9/15/37	2,742,856	480,352	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 3422 AI, IO	0.250%	1/15/38	1,832,351	$17,051
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	5.318%	1/15/40	4,480,839	761,688	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	8,339,091	8,952,561
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB PAC	4.000%	12/15/39	26,488,344	27,805,973
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	26,740,540	29,852,014
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.038%	10/15/41	13,134,336	2,247,553	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.138%	8/15/39	4,977,848	659,553	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	7,556,882	754,907
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.088%	8/15/42	2,447,347	466,188	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	6,067,103	807,232
Federal Home Loan Mortgage Corp. (FHLMC), 4146 DI, IO	3.000%	12/15/31	5,036,414	524,846
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	5.288%	5/15/39	5,291,021	684,847	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.338%	9/15/42	4,237,176	698,857	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	6,458,235	689,382
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	3,873,328	522,139
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.908%	4/15/41	14,880,647	834,330	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	12,330,770	13,864,060
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	1,530,433	156,564
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.065%	2/15/38	9,202,064	628,472	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO	5.188%	8/15/44	14,932,714	3,186,819	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.093%	4/25/20	63,514,130	1,713,827	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.618%	6/25/20	10,472,341	391,259	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.610%	7/25/21	20,313,185	1,176,966	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.537%	10/25/21	8,318,506	478,774	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.315%	6/25/21	37,709,781	1,592,303	(c)
Federal National Mortgage Association (FNMA), 2005-088 IP, IO	1.614%	10/25/35	5,317,098	259,516
Federal National Mortgage Association (FNMA), 2006-028 1P, IO	1.718%	4/25/36	3,732,952	259,781
Federal National Mortgage Association (FNMA), 2006-059 IP, IO	0.000%	7/25/36	6,216,572	517,604

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2006-118 IP1, IO	0.000%	12/25/36	9,203,111	$733,013
Federal National Mortgage Association (FNMA), 2006-118 IP2, IO	0.000%	12/25/36	9,540,833	510,712
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	5.498%	4/25/40	3,717,656	736,645	(c)
Federal National Mortgage Association (FNMA), 2010-075 PU PAC	4.500%	4/25/39	539,835	539,641
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	20,476,031
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,370,982	1,562,814
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	5.718%	10/25/26	2,178,489	290,523	(c)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	3,494,187	3,847,345
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	7,430,817	8,406,175
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	11,492,998	13,185,382
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	1,936,538	162,777
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	5.668%	2/25/41	2,547,311	357,353	(c)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	7,080,112	750,895
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	689,977	634,546
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	5.668%	3/25/42	7,821,620	1,312,599	(c)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	412,855	379,687
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	5.618%	7/25/42	1,080,883	207,203	(c)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	7,033,977	702,448
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	2,594,515	242,904
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.168%	12/25/42	5,837,087	1,146,466	(c)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.168%	12/25/42	4,985,355	1,117,718	(c)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.168%	12/25/42	15,190,951	3,091,867	(c)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	8,965,165	839,708
Federal National Mortgage Association (FNMA), 2013-001 YI, IO	3.000%	2/25/33	17,069,820	2,372,364
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	9,745,649	11,110,123
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	25,731,934	28,520,004
Federal National Mortgage Association (FNMA), 2013-009 SA, IO	5.168%	3/25/42	8,508,680	1,296,188	(c)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	12,063,210	2,010,426
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	7,468,315	647,336
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	11,612,400	1,886,870

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.980%	8/25/44	26,586,679	$1,666,753	(c)
Federal National Mortgage Association (FNMA), 2015-55 IO, IO	1.701%	8/25/55	27,529,680	1,528,552	(c)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO	5.168%	8/25/45	4,695,993	1,109,626	(c)
Federal National Mortgage Association (FNMA), 2016-23 ST, IO	5.018%	11/25/45	28,663,606	6,089,423	(c)
Federal National Mortgage Association (FNMA), 2016-60 QS, IO	5.118%	9/25/46	33,415,735	5,808,978	(c)
Federal National Mortgage Association (FNMA), 2016-61 BS, IO	5.118%	9/25/46	15,812,378	2,583,007	(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M2	3.982%	7/25/24	82,960,000	85,571,191	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C01 2M2	5.328%	2/25/25	8,855,414	9,421,223	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2	5.778%	7/25/25	39,300,000	43,227,917	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1M2	7.528%	8/25/28	15,330,000	18,160,344	(a)(c)
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	1,063,865	221,376
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	2,045,080	488,066
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	814,757	161,284
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	420,326	86,882	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	380,144	68,723	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	531,806	99,426
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	2,386,207	494,395
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	8,081,303	672,628
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	391,149	34,525
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	7,653,119	1,348,461
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	5,400,472	1,004,780
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	2,524,615	517,754
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1	1.312%	6/25/37	11,557,893	6,107,295	(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	194,791,312	1,558,759	(a)
GAHR Commercial Mortgage Trust, 2015-NRF BFX	3.382%	12/15/34	2,690,000	2,748,731	(a)(c)
GCCFC Commercial Mortgage Trust, 2007-GG11 AJ	6.053%	12/10/49	10,000,000	10,159,938	(c)
GE Business Loan Trust, 2007-1A A	1.082%	4/16/35	6,410,517	6,011,464	(a)(c)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	38,807,000	25,124,672	(c)
Government National Mortgage Association (GNMA), 2006-016 GS, IO	6.012%	4/20/36	1,038,958	183,793	(c)

Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	5.522%	3/20/39	1,116,226	94,459	(c)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	5.502%	4/20/40	835,149	146,149	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	7,100,000	$7,790,663
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	5.672%	1/20/40	537,237	75,573	(c)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	30,106,791	31,783,303
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	28,622,503	32,673,944
Government National Mortgage Association (GNMA), 2010-118, IO	0.156%	4/16/53	2,965,600	33,125	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.781%	5/20/60	835,339	844,166	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF	1.130%	8/20/58	1,973,653	1,954,223	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA	1.160%	12/20/60	417,797	414,399	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE	1.180%	12/20/60	9,745,817	9,680,378	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	532,981	49,516
Government National Mortgage Association (GNMA), 2011-H06 FA	1.230%	2/20/61	2,707,484	2,693,017	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG	1.260%	3/20/61	9,532,861	9,492,923	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF	1.280%	3/20/61	8,492,764	8,461,896	(c)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	5.072%	3/20/42	2,718,112	475,584	(c)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	8,699,690	815,211
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	3,538,114	259,132
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.172%	8/16/42	5,492,256	867,035	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	1.258%	11/20/42	3,814,793	148,521	(c)
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.788%	6/16/55	23,375,084	916,406	(c)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC	4.622%	8/20/44	739,943	112,786	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	10,017,467	984,819
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	1,503,859	276,722
Government National Mortgage Association (GNMA), 2016-084 IG, PAC, IO	4.500%	11/16/45	5,647,611	1,163,493
Government National Mortgage Association (GNMA), 2016-135 SB, IO	5.172%	10/16/46	9,077,818	2,001,986	(c)
Government National Mortgage Association (GNMA), 2016-21 ST, IO	5.172%	2/20/46	38,507,264	7,854,554	(c)
Greenpoint Mortgage Funding Trust, 2005-AR4 1A2A	1.411%	10/25/45	3,387,393	2,751,965	(c)
Greenpoint Mortgage Funding Trust, 2005-ARS 2A1	1.058%	11/25/45	20,697,364	12,395,732	(c)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	1.008%	4/25/36	1,236,901	1,130,672	(c)
GS Mortgage Securities Trust, 2007-GG10 AM	5.949%	8/10/45	30,000,000	30,023,235	(c)
GS Mortgage Securities Trust, 2011-GC5 X4, IO	1.364%	8/10/44	185,606	8,895	(a)(c)
GS Mortgage Securities Trust, 2013-GC14 F	4.765%	8/10/46	2,034,950	1,516,117	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,696,319	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
GS Mortgage Securities Trust, 2015-GC28	4.328%	2/10/48	5,800,000	$4,494,379	(a)(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.014%	5/10/50	16,340,000	15,929,828	(c)
GS Mortgage Securities Trust, 2015-GS1 E	4.423%	11/10/48	10,015,000	6,470,671	(a)(c)
GS Mortgage Securities Trust, 2015-GS1 F	4.570%	11/10/48	5,107,000	2,911,593	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	1.332%	3/25/35	7,919,730	6,994,177	(a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	3.435%	11/25/35	1,254,483	1,091,748	(c)
HarborView Mortgage Loan Trust, 2005-3	1.218%	6/19/35	6,358,526	5,777,199	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1	2.466%	6/19/45	2,823,709	1,693,863	(c)
HarborView Mortgage Loan Trust, 2006-02	3.459%	2/25/36	1,399,812	1,108,238	(c)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.981%	9/19/46	1,925,105	1,555,845	(c)
HarborView Mortgage Loan Trust, 2006-13 A	0.959%	11/19/46	298,228	219,893	(c)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	7.137%	11/15/19	16,790,000	16,979,111	(a)(c)
IMPAC CMB Trust, 2005-7 A1	1.502%	11/25/35	4,609,973	3,740,577	(c)
IMPAC CMB Trust, 2007-A A	1.232%	5/25/37	11,944,405	11,324,302	(a)(c)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	3.242%	3/25/35	105,750	102,594	(c)
Indymac Index Mortgage Loan Trust, 2005-AR13	3.187%	8/25/35	258,667	208,343	(c)
Indymac Index Mortgage Loan Trust, 2006-AR02 1A1B	1.192%	4/25/46	7,358,895	6,070,802	(c)
Jefferies & Co., 2015-R1 A2	1.122%	12/26/36	18,386,177	7,115,561	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.047%	11/15/45	3,120,000	3,261,293	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.887%	1/15/47	1,602,000	1,721,399	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 D	4.661%	8/15/47	11,865,000	9,750,014	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	6,420,000	6,678,365
JPMBB Commercial Mortgage Securities Trust, 2014-C25 D	3.948%	11/15/47	6,857,000	5,305,394	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.310%	7/15/48	19,881,000	19,419,182	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.618%	8/15/48	14,743,000	14,739,969	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	21,620,000	22,308,132
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	22,447,412	19,186,676
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.939%	4/17/45	14,275,000	10,851,998	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	21,126,785	14,358,186
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	26,891,841	23,202,111	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.829%	2/12/49	18,538,056	14,902,929	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.066%	2/15/51	6,120,000	5,814,234	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	47,100,000	16,014,471	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2011-C5 A3	4.171%	8/15/46	470,145	499,877
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	7.137%	10/15/19	8,200,000	8,246,244	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH E	4.212%	8/15/27	2,460,000	2,455,405	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.662%	5/15/28	19,808,248	18,497,085	(a)(c)
JPMorgan Reremic, 2015-1 4A1	1.081%	9/27/36	19,204,394	18,323,778	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Reremic, 2015-1 4A2	0.834%	9/27/36	14,472,978	$7,684,395	(a)(c)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.399%	6/15/36	744,151	2,062	(a)(c)
Lehman Mortgage Trust, 2006-7 2A5, IO	5.568%	11/25/36	32,138,039	9,249,752	(c)
Lehman Mortgage Trust, 2006-7 3A4, IO	6.168%	11/25/36	8,975,598	2,773,296	(c)
Lehman Mortgage Trust, 2006-8 2A2, IO	5.598%	12/25/36	7,971,135	1,952,405	(c)
Lone Star Portfolio Trust, 2015-LSM Z	7.500%	9/15/20	12,575,078	12,462,717	(a)(c)
Lone Star Portfolio Trust, 2015-LSP F	7.812%	9/15/28	13,844,281	13,393,392	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-04 3A1	2.920%	5/25/34	591,187	581,916	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-06 5A1	3.682%	7/25/34	435,989	413,334	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	1.192%	4/25/46	242,487	175,103	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,938,520	1,810,616	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	3,031,484	3,030,427	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	1.332%	5/25/35	3,007,970	2,526,939	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	11,503,857	8,973,008	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,657,707	1,293,010	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.182%	9/12/49	12,374,000	8,705,604	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	1,283,000	1,289,064
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.084%	7/15/46	110,000	117,854	(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	23,125,430	21,571,401
Morgan Stanley Mortgage Loan Trust, 2004-05AR 2A	3.163%	7/25/34	43,926	43,119	(c)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	3.310%	7/25/35	2,479,434	2,282,166	(c)
Morgan Stanley Re-remic Trust, 2014-R2 1B	1.434%	12/26/46	22,288,883	11,992,400	(a)(c)
Morgan Stanley Re-remic Trust, 2015-R3 7A1	1.384%	4/26/47	28,382,383	27,602,988	(a)(c)
Morgan Stanley Re-remic Trust, 2015-R4 1B	1.028%	8/26/47	34,710,119	18,941,763	(a)(c)
Morgan Stanley Re-remic Trust, 2015-R7 1BXA	10.264%	2/26/29	18,137,842	19,912,195	(a)(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85	1.110%	4/16/36	67,054,471	55,525,896	(a)(c)
Mortgage Repurchase Agreement Financing Trust, 2016-4 A1	1.972%	5/10/19	9,240,000	9,200,804	(a)(c)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	29,740,000	29,284,404	(a)
Multifamily Trust, 2016-1 B	7.970%	4/25/46	8,208,761	8,909,995	(a)(c)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	101,668	80,388
Nomura Resecuritization Trust, 2015-5R 3A5	1.038%	2/26/46	11,295,849	5,563,376	(a)(c)
Prime Mortgage Trust, 2006-1 3A2, IO	6.168%	6/25/36	16,569,898	2,965,839	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	39,015,597	36,570,489	(a)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	1.432%	1/25/37	12,166,101	7,410,651	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	3.339%	3/25/36	12,708,115	9,028,788	(a)(c)
Residential Accredit Loans Inc., 2006-QO3 A1	1.192%	4/25/46	14,575,760	7,325,795	(c)
Residential Accredit Loans Inc., 2006-QO3 A2	1.242%	4/25/46	3,607,457	1,845,057	(c)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	6.178%	9/25/36	24,715,333	4,584,331	(c)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	3,631,695	3,144,823
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	718,270	614,779
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	397,134	337,813
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	59,015	59,645
Residential Asset Securitization Trust, 2004-A2 1A3, PAC	1.382%	5/25/34	19,351	18,082	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Residential Asset Securitization Trust, 2007-A3 2A2, IO	5.708%	4/25/37	50,861,789	$12,050,551	(c)
Structured ARM Loan Trust, 2004-08 1A1	3.240%	7/25/34	1,819	1,808	(c)
Structured ARM Loan Trust, 2004-09XS A	1.148%	7/25/34	55,211	53,342	(c)
Structured ARM Loan Trust, 2005-19XS 2A1	1.282%	10/25/35	578,954	549,666	(c)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	1.718%	10/19/33	221,706	206,561	(c)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	1.192%	4/25/36	2,281,835	2,016,324	(c)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	1.162%	7/25/46	214,042	175,840	(c)
Structured Asset Securities Corp., 2002-9 A2	1.582%	10/25/27	31,175	30,469	(c)
Structured Asset Securities Corp., 2005-RF1 A	1.332%	3/25/35	52,426	45,226	(a)(c)
Suntrust Alternative Loan Trust, 2006-1F 3A	1.332%	4/25/36	22,499,275	7,970,445	(c)
Voyager BRSTN Delaware Trust, 2009-1 UAU7	1.028%	12/26/36	1,598,012	1,571,848	(a)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.785%	9/25/33	16,114	16,304	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	1.068%	10/25/45	3,019,008	2,945,825	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A1	1.242%	11/25/45	7,704,969	7,287,607	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1C3	1.462%	11/25/45	51,878,004	27,406,050	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	1.048%	12/25/45	9,362,900	8,886,093	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-5 1A4, IO	4.418%	7/25/36	17,017,023	3,506,072	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.678%	9/25/36	236,694	211,734	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	41,844,424	41,741,219	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	4.478%	3/25/37	24,046,016	2,894,368	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	1.412%	6/25/37	9,139,680	6,691,840	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.296%	7/15/46	450,000	469,688	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	1,753,000	1,169,109	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,790,396
Wells Fargo Commercial Mortgage Trust, 2015-C28 A4	3.540%	5/15/48	10,550,000	10,775,620
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 A5	3.148%	5/15/48	16,050,000	16,007,675
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 B	3.658%	5/15/48	16,700,000	16,410,779	(c)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	79,155	79,331	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A2	3.000%	11/25/34	67,070	66,418	(c)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.484%	6/15/45	195,532	11,158	(a)(c)
WF-RBS Commercial Mortgage Trust, 2013-C14 D	3.997%	6/15/46	4,790,000	4,263,368	(a)(c)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	285,512	(c)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.223%	3/15/47	51,619,922	2,861,153	(c)
WF-RBS Commercial Mortgage Trust, 2014-C24 D	3.692%	11/15/47	5,830,000	3,674,913	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,228,095,894)				2,166,807,359

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 20.8%
FHLMC - 5.9%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	5/1/17-11/1/36	110,821	$116,987
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	11/1/18-9/1/39	4,605,603	5,147,076
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/1/20-12/1/38	5,911,056	6,551,902
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-3/1/47	191,978,239	201,955,573
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	6/1/27	3,636,721	3,682,494
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32-3/1/39	1,216,038	1,384,692
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	92,461,394	95,100,838
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/38-11/1/41	15,708,849	17,169,321
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	1/1/43-5/1/43	6,998,516	6,975,725
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	11/1/44	4,242,059	4,597,934
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	4/12/47	355,600,000	352,321,795	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	4/12/47	212,400,000	217,212,177	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/12/47	157,900,000	165,622,289	(i)

Total FHLMC				1,077,838,803

FNMA - 9.6%
Federal National Mortgage Association (FNMA)	6.500%	6/1/17-5/1/40	19,523,364	21,993,949
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	55	58
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-2/1/45	225,327,630	243,339,708
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	40,200,043	45,592,846
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,140,000	3,140,265
Federal National Mortgage Association (FNMA)	3.080%	1/1/27	17,600,000	17,700,427
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	16,523,342	16,335,053
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	6,396,917	7,334,259
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	3,483	4,050
Federal National Mortgage Association (FNMA)	2.500%	4/19/32	116,700,000	116,754,709	(i)
Federal National Mortgage Association (FNMA)	3.000%	4/19/32-4/12/47	209,980,000	208,841,264	(i)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-9/1/41	64,683,015	71,402,682
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-1/1/46	60,575,076	62,209,111
Federal National Mortgage Association (FNMA)	2.640%	11/1/35	51,613	53,746	(c)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-5/1/40	5,898,765	6,573,660
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-2/1/56	294,161,725	310,582,278
Federal National Mortgage Association (FNMA)	3.000%	11/1/42-1/1/47	139,138,273	138,177,280
Federal National Mortgage Association (FNMA)	3.500%	4/12/47	124,600,000	127,452,169	(i)
Federal National Mortgage Association (FNMA)	4.000%	4/12/47	330,200,000	346,348,827	(i)
Federal National Mortgage Association (FNMA)	5.000%	4/12/47	6,500,000	7,102,326	(i)

Total FNMA				1,750,938,667

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
GNMA - 5.3%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	37,925		$41,142
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	103,501		113,252
Government National Mortgage Association (GNMA)	8.500%	11/15/27	1,091		1,095
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	4,431,137		5,090,277
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	10,160,230		11,656,306
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	14,870		15,424
Government National Mortgage Association (GNMA)	1.378%	8/20/31	712		715	(c)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	8,765,452		9,891,477
Government National Mortgage Association (GNMA)	3.500%	4/20/47	23,200,000		24,037,109	(i)
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-11/20/40	14,986,556		16,492,140
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	2,495,980		2,916,434
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	6,918,523		7,854,225
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-7/20/41	49,437,848		53,386,115
Government National Mortgage Association (GNMA) II	3.500%	10/20/45-3/20/47	61,815,149		64,178,244
Government National Mortgage Association (GNMA) II	4.000%	2/20/47	28,939,947		30,594,753
Government National Mortgage Association (GNMA) II	3.000%	4/20/47	304,000,000		306,660,000	(i)
Government National Mortgage Association (GNMA) II	3.500%	4/20/47	427,400,000		443,160,375	(i)

Total GNMA					976,089,083

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,784,763,827)					3,804,866,553

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.5%
Japan - 0.5%
Japanese Government CPI Linked Bond, Senior Bonds (Cost - $93,504,508)	0.100%	3/10/26	9,262,964,375	JPY	87,737,321

SENIOR LOANS - 3.4%
CONSUMER DISCRETIONARY - 1.2%
Diversified Consumer Services - 0.0%
Prime Security Services Borrower LLC, 2016 First Lien Term Loan	4.250%	5/2/22	7,382,625		7,444,587	(j)(k)(l)

Hotels, Restaurants & Leisure - 0.4%
1011778 B.C. Unlimited Liability Co., Term Loan B3	3.250 - 3.397%	2/16/24	18,099,820		18,114,898	(j)(k)
Aristocrat Leisure Ltd., 2017 Term Loan B	3.143%	10/20/21	12,126,401		12,194,612	(j)(k)(l)
Boyd Gaming Corp., 2017 Term Loan B2	—	3/6/24	8,505,996		8,533,640	(l)
CCM Merger Inc., New Term Loan B	4.232%	8/8/21	2,363,734		2,375,553	(g)(j)(k)
Hilton Worldwide Finance LLC, Term Loan B2	2.982%	10/25/23	17,675,100		17,807,663	(j)(k)
Landry’s Inc., 2016 Term Loan B	4.039 - 4.230%	10/4/23	7,554,614		7,611,273	(j)(k)
Station Casinos LLC, 2016 Term Loan B	3.450%	6/8/23	5,830,938		5,846,973	(j)(k)

Total Hotels, Restaurants & Leisure					72,484,612

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 0.3%
CBS Radio Inc., Term Loan B	—	10/17/23	4,163,475	$4,198,032	(l)
Charter Communications Operating LLC, 2016 Term Loan I	3.232%	1/15/24	18,217,265	18,293,177	(j)(k)
Lions Gate Entertainment Corp., 2016 First Lien Term Loan	3.982%	12/8/23	2,748,000	2,758,992	(j)(k)
Univision Communications Inc., Term Loan C5	3.750%	3/15/24	17,627,663	17,489,956	(j)(k)
UPC Financing Partnership, USD Term Loan AP	3.662%	4/15/25	10,100,000	10,120,200	(j)(k)
Ziggo Secured Finance Partnership, USD Term Loan E	3.412%	4/15/25	8,290,000	8,281,121	(j)(k)

Total Media				61,141,478

Multiline Retail - 0.0%
Neiman Marcus Group Ltd. LLC, 2020 Term Loan	4.250%	10/25/20	1,353,617	1,085,432	(j)(k)

Specialty Retail - 0.5%
Academy Ltd., 2015 Term Loan B	5.0244 - 5.147%	7/1/22	16,073,769	11,854,405	(j)(k)
CWGS Group LLC, 2016 Term Loan	4.604%	11/8/23	3,591,000	3,604,466	(j)(k)
Michaels Stores Inc., 2016 Term Loan B1	3.750%	1/30/23	16,941,322	16,870,728	(j)(k)
Party City Holdings Inc., 2016 Term Loan	3.860 - 4.030%	8/19/22	13,746,763	13,695,212	(j)(k)
Petco Animal Supplies Inc., 2017 Term Loan B	4.287%	1/26/23	15,797,441	14,864,412	(j)(k)
PetSmart Inc., Term Loan B2	4.020%	3/11/22	21,392,001	20,429,361	(j)(k)

Total Specialty Retail				81,318,584

Textiles, Apparel & Luxury Goods - 0.0%
Kate Spade & Co., Term Loan B	4.000%	4/10/21	428,631	427,560	(j)(k)

TOTAL CONSUMER DISCRETIONARY				223,902,253

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertsons LLC, USD 2016 Term Loan B4	3.982%	8/22/21	7,283,446	7,313,038	(j)(k)
Albertsons LLC, USD 2016 Term Loan B6	4.302%	6/22/23	11,618,091	11,685,255	(j)(k)(l)

TOTAL CONSUMER STAPLES				18,998,293

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Murray Energy Corp., Term Loan B2	8.397%	4/16/20	12,803,568	12,368,784	(j)(k)

FINANCIALS - 0.0%
Capital Markets - 0.0%
RPI Finance Trust, Term Loan B5	3.647%	10/14/22	5,309,742	5,321,121	(j)(k)

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
Air Medical Group Holdings Inc., Term Loan B	4.250%	4/28/22	12,688,118	12,664,328	(j)(k)
DaVita HealthCare Partners Inc., Term Loan B	3.732%	6/24/21	1,596,790	1,613,044	(j)(k)
HCA Inc., Term Loan B8	3.232%	2/15/24	13,108,148	13,209,185	(j)(k)
Jaguar Holding Co. II, 2015 Term Loan B	4.250 - 4.397%	8/18/22	11,533,978	11,565,696	(j)(k)
MPH Acquisition Holdings LLC, 2016 Term Loan B	4.897%	6/7/23	16,819,193	17,018,921	(j)(k)

Total Health Care Providers & Services				56,071,174

Pharmaceuticals - 0.1%
Akorn Inc., Term Loan B	5.250%	4/16/21	3,184,450	3,216,294	(g)(j)(k)

DPx Holdings BV, 2014 USD Incremental Term Loan	4.397%	3/11/21	11,905,114	11,905,114	(j)(k)
Valeant Pharmaceuticals International Inc., Term Loan B F1	5.570%	4/1/22	9,938,076	9,960,159	(j)(k)

Total Pharmaceuticals				25,081,567

TOTAL HEALTH CARE				81,152,741

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BE Aerospace Inc., 2014 Term Loan B	4.000 - 4.060%	12/16/21	17,906,490	$17,934,478	(j)(k)

Air Freight & Logistics - 0.2%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2	—	3/20/22	13,735,000	13,916,220	(l)
XPO Logistics Inc., 2017 Term Loan B	3.250%	11/1/21	19,079,260	19,123,543	(j)(k)

Total Air Freight & Logistics				33,039,763

Airlines - 0.1%
American Airlines Inc., 2017 Term Loan B	3.137%	6/26/20	19,137,140	19,125,179	(j)(k)

Commercial Services & Supplies - 0.0%
Brickman Group Ltd. LLC, First Lien Term Loan	4.000 - 4.022%	12/18/20	4,262,870	4,269,533	(j)(k)

Machinery - 0.0%
Silver II U.S. Holdings LLC, Term Loan	4.147%	12/13/19	1,777,544	1,670,891	(j)(k)

Trading Companies & Distributors - 0.0%
AerCap Holdings NV, A Deferred Principal	3.397%	10/6/23	1,750,000	1,765,313	(j)(k)

Transportation Infrastructure - 0.1%
Flying Fortress Inc., New Term Loan	3.397%	4/30/20	5,510,000	5,546,735	(j)(k)

TOTAL INDUSTRIALS				83,351,892

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Allflex Holdings III Inc., New First Lien Term Loan	4.583%	7/20/20	2,412,500	2,424,563	(j)(k)
Zebra Technologies Corp., 2016 Term Loan B	3.600%	10/27/21	7,177,603	7,231,435	(j)(k)

Total Electronic Equipment, Instruments & Components				9,655,998

IT Services - 0.1%
First Data Corp., 2016 USD Term Loan	3.984%	3/24/21	14,416,439	14,518,551	(j)(k)
First Data Corp., USD 2016 Repriced Term Loan	3.984%	7/10/22	4,664,767	4,700,401	(j)(k)

Total IT Services				19,218,952

Technology Hardware, Storage & Peripherals - 0.0%
Dell Inc., Term Loan A2	3.240%	9/7/21	2,080,000	2,080,372	(j)(k)

TOTAL INFORMATION TECHNOLOGY				30,955,322

MATERIALS - 0.3%
Construction Materials - 0.1%
American Builders & Contractors Supply Co. Inc., Term Loan B	3.732%	10/31/23	15,525,122	15,577,519	(j)(k)

Containers & Packaging - 0.2%
Berry Plastics Group Inc., Term Loan I	3.482 - 3.524%	10/1/22	17,616,927	17,740,791	(j)(k)
Reynolds Group Holdings Inc., USD 2017 Term Loan	3.982%	2/5/23	19,416,215	19,492,055	(j)(k)(l)

Total Containers & Packaging				37,232,846

TOTAL MATERIALS				52,810,365

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B	3.482%	4/25/23	11,014,073	11,058,129	(j)(k)

Real Estate Management & Development - 0.0%
CityCenter Holdings LLC, Term Loan B	3.732%	10/16/20	719,987	727,187	(j)(k)

TOTAL REAL ESTATE				11,785,316

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA, Term Loan B2	3.887%	6/30/19	10,573,825	10,408,609	(j)(k)
Level 3 Financing Inc., 2017 Term Loan B	3.227%	2/22/24	18,300,000	18,309,150	(j)(k)
Virgin Media Investment Holdings Ltd., USD Term Loan I	3.662%	1/31/25	16,778,272	16,816,023	(j)(k)

Total Diversified Telecommunication Services				45,533,782

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 0.1%
CSC Holdings LLC, 2016 Term Loan	3.943%	10/11/24	11,747,019		$11,712,754	(j)(k)
Sprint Communications Inc., First Lien Term Loan B	3.500%	2/2/24	5,250,000		5,250,000	(j)(k)

Total Wireless Telecommunication Services					16,962,754

TOTAL TELECOMMUNICATION SERVICES					62,496,536

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Energy Future Intermediate Holding Co., LLC, 2016 DIP Term Loan	4.304%	6/30/17	34,950,000		34,920,887	(j)(k)
NRG Energy Inc., 2016 Term Loan B	3.232%	6/30/23	6,716,734		6,738,563	(j)(k)

TOTAL UTILITIES					41,659,450

TOTAL SENIOR LOANS (Cost - $631,505,446)					624,802,073

SOVEREIGN BONDS - 6.2%
Argentina - 0.8%
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	9,210,000		9,230,262	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,890,000		7,990,203	(a)
Republic of Argentina, Bonds	18.200%	10/3/21	600,840,000	ARS	41,956,082
Republic of Argentina, Senior Notes	6.875%	4/22/21	11,810,000		12,683,940	(a)
Republic of Argentina, Senior Notes	5.625%	1/26/22	48,140,000		49,295,360	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	7,380,000		7,844,940	(a)
Republic of Argentina, Senior Notes	7.125%	7/6/36	3,600,000		3,484,800	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	7,150,000		7,275,125	(a)

Total Argentina					139,760,712

Brazil - 1.5%
Federative Republic of Brazil, Notes	10.000%	1/1/21	406,468,000	BRL	130,519,175
Federative Republic of Brazil, Notes	10.000%	1/1/23	270,145,000	BRL	86,462,427
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	25,970,000		25,255,825
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	20,650,000		18,378,500
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,490,000		4,164,475

Total Brazil					264,780,402

China - 0.3%
China Government Bond, Senior Bonds	3.380%	11/21/24	115,500,000	CNY	15,557,591	(h)
China Government Bond, Senior Bonds	3.390%	5/21/25	59,000,000	CNY	7,892,292	(h)
China Government Bond, Senior Bonds	3.310%	11/30/25	273,500,000	CNY	36,196,942	(h)

Total China					59,646,825

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	19,220,000		20,901,750

Indonesia - 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	22,550,000		23,002,579	(h)
Republic of Indonesia, Notes	3.750%	4/25/22	370,000		377,426	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	310,000		338,984	(h)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	510,000		544,978	(h)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	7,620,000		8,425,975	(h)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,767,000		2,003,797	(a)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	5,050,000		5,086,365	(h)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	3,610,000		3,825,589	(h)

Total Indonesia					43,605,693

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kuwait - 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	24,270,000		$24,543,038	(a)

Mexico - 1.9%
United Mexican States, Senior Bonds	6.500%	6/9/22	2,253,009,800	MXN	118,113,563
United Mexican States, Senior Bonds	10.000%	12/5/24	324,780,000	MXN	20,406,639
United Mexican States, Senior Bonds	7.750%	11/23/34	381,940,000	MXN	21,114,745
United Mexican States, Senior Bonds	7.750%	11/13/42	2,458,076,200	MXN	135,822,586
United Mexican States, Senior Notes	5.550%	1/21/45	43,970,000		47,487,600

Total Mexico					342,945,133

Peru - 0.1%
Republic of Peru, Senior Bonds	6.550%	3/14/37	2,330,000		3,008,613
Republic of Peru, Senior Bonds	5.625%	11/18/50	14,180,000		16,891,925

Total Peru					19,900,538

Poland - 0.2%
Republic of Poland, Senior Notes	4.000%	1/22/24	36,580,000		38,395,685

Portugal - 0.1%
Republic of Portugal, Notes	5.125%	10/15/24	17,790,000		17,242,068	(a)

Russia - 0.9%
Russian Federal Bond, Bonds	7.000%	8/16/23	1,729,150,000	RUB	29,387,638
Russian Federal Bond, Bonds	7.750%	9/16/26	458,110,000	RUB	8,062,866
Russian Federal Bond, Bonds	8.150%	2/3/27	1,333,280,000	RUB	24,295,488
Russian Federal Bond, Bonds	7.050%	1/19/28	5,668,530,000	RUB	94,604,696

Total Russia					156,350,688

Uruguay - 0.0%
Republic of Uruguay, Benchmark Bonds	7.875%	1/15/33	1		1

TOTAL SOVEREIGN BONDS (Cost - $1,179,045,933)					1,128,072,533

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 20.7%
U.S. Government Agencies - 1.2%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000		3,424,590
Federal Home Loan Mortgage Corp. (FHLMC)	1.000%	9/29/17	39,490,000		39,498,806
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000		63,480,619
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	83,870,000		80,052,238
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,770,000		13,465,655
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,603,000		14,397,492
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,765,000		11,635,844
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000		1,203,860

Total U.S. Government Agencies					227,159,104

U.S. Government Obligations - 19.5%
U.S. Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000		4,551,831
U.S. Department of Housing and Urban Development, Senior Notes	2.350%	8/1/21	10,000,000		10,135,740
U.S. Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000		9,121,572
U.S. Treasury Bonds	3.125%	2/15/43	54,510,000		55,591,696
U.S. Treasury Bonds	2.875%	5/15/43	164,750,000		160,406,037

U.S. Treasury Bonds	3.750%	11/15/43	315,280,000		358,754,274
U.S. Treasury Bonds	3.625%	2/15/44	18,960,000		21,125,592

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	3.375%	5/15/44	411,835,000	$439,488,897
U.S. Treasury Bonds	3.000%	11/15/44	282,340,000	281,049,706
U.S. Treasury Bonds	2.500%	2/15/45	74,130,000	66,609,882
U.S. Treasury Bonds	3.000%	5/15/45	496,760,000	493,868,857
U.S. Treasury Bonds	2.500%	2/15/46	61,965,000	55,536,131
U.S. Treasury Bonds	2.875%	11/15/46	342,050,000	331,881,880
U.S. Treasury Bonds	3.000%	2/15/47	55,000,000	54,804,475
U.S. Treasury Notes	0.625%	11/30/17	16,890,000	16,850,410
U.S. Treasury Notes	1.500%	8/31/18	1,650,000	1,657,412
U.S. Treasury Notes	1.125%	1/15/19	65,870,000	65,743,925
U.S. Treasury Notes	1.625%	7/31/19	44,020,000	44,295,125
U.S. Treasury Notes	1.625%	6/30/20	40,770,000	40,803,431
U.S. Treasury Notes	2.625%	11/15/20	330,000	340,764
U.S. Treasury Notes	1.375%	1/31/21	95,750,000	94,407,298
U.S. Treasury Notes	1.375%	4/30/21	64,970,000	63,878,699
U.S. Treasury Notes	1.125%	6/30/21	16,070,000	15,604,854
U.S. Treasury Notes	1.125%	9/30/21	21,520,000	20,819,761
U.S. Treasury Notes	2.000%	12/31/21	13,510,000	13,561,716
U.S. Treasury Notes	1.875%	1/31/22	6,650,000	6,635,450
U.S. Treasury Notes	1.875%	2/28/22	43,670,000	43,576,197
U.S. Treasury Notes	1.375%	6/30/23	50,720,000	48,459,410
U.S. Treasury Notes	1.250%	7/31/23	47,490,000	44,948,525
U.S. Treasury Notes	1.375%	8/31/23	19,190,000	18,285,978
U.S. Treasury Notes	1.375%	9/30/23	31,770,000	30,238,591
U.S. Treasury Notes	2.125%	11/30/23	108,290,000	107,917,699
U.S. Treasury Notes	2.250%	12/31/23	165,820,000	166,415,957
U.S. Treasury Notes	2.250%	1/31/24	6,130,000	6,149,156
U.S. Treasury Notes	2.125%	3/31/24	168,920,000	167,923,710
U.S. Treasury Notes	2.375%	8/15/24	97,235,000	98,013,658
U.S. Treasury Notes	2.250%	11/15/25	1,700,000	1,685,324
U.S. Treasury Notes	1.625%	5/15/26	102,060,000	95,733,096
U.S. Treasury Notes	1.500%	8/15/26	5,000	4,627
U.S. Treasury Notes	2.250%	2/15/27	5,000	4,936
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,121,883

Total U.S. Government Obligations				3,562,004,162

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,800,051,690)				3,789,163,266

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.8%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	54,020,817	62,304,963
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	11,064,702	13,955,864
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	11,696,680	14,826,688
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	71,110,410	68,356,375
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	338,939,601	342,434,747
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	188,926,108	184,320,845

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $681,741,775)				686,199,482

			SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Rock Resorts Inc., Class A Shares(Cost - $62,732)			3,217	71,353

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I	6.824%		431,316	$10,968,366	(c)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.409%		82,775	2,205,954	(c)

TOTAL PREFERRED STOCKS (Cost - $12,644,748)				13,174,320

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.2%
Australian Dollar Futures, Put @ $75.00		4/7/17	306	9,180
Canadian Dollar Futures, Call @ $75.50		5/5/17	154	81,620
Canadian Dollar Futures, Put @ $74.00		4/7/17	125	1,250
Euro Currency Futures, Call @ $1.08		5/5/17	790	770,250
Euro Currency Futures, Call @ $1.09		5/5/17	125	92,187
Euro Currency Futures, Put @ $1.05		4/7/17	356	8,900
Euro Currency Futures, Call @ $1.07		4/7/17	306	206,550
Japanese Yen Futures, Put @ $88.00		5/5/17	149	52,150
Japanese Yen Futures, Put @ $89.00		4/7/17	96	9,600
Japanese Yen Futures, Put @ $89.50		4/7/17	325	73,125
U.S. Dollar/Mexican Peso, Put @ 20.51 MXN		4/6/17	104,290,000	9,172,514
U.S. Dollar/Mexican Peso, Put @ 20.52 MXN		4/6/17	79,600,000	7,047,784
U.S. Dollar/Mexican Peso, Put @ 20.58 MXN		4/4/17	171,150,000	15,801,424
U.S. Treasury 5-Year Notes Futures, Put @ $112.25		4/21/17	16,600	16,600
U.S. Treasury 5-Year Notes Futures, Put @ $112.75		4/21/17	7,056	7,056
U.S. Treasury 10-Year Notes Futures, Call @ $123.00		4/21/17	283	464,297
U.S. Treasury 10-Year Notes Futures, Call @ $123.50		4/21/17	189	227,391
U.S. Treasury 10-Year Notes Futures, Call @ $124.75		4/21/17	1,344	525,000
U.S. Treasury 10-Year Notes Futures, Call @ $130.00		4/21/17	2,436	2,436
U.S. Treasury Long-Term Bonds Futures, Call @ $147.00		4/21/17	283	1,132,000
U.S. Treasury Long-Term Bonds Futures, Call @ $148.00		4/21/17	286	889,281
U.S. Treasury Long-Term Bonds Futures, Call @ $150.50		4/21/17	97	128,828
U.S. Treasury Long-Term Bonds Futures, Call @ $151.00		4/21/17	12	12,938
U.S. Treasury Long-Term Bonds Futures, Call @ $151.50		4/21/17	129	110,859

TOTAL PURCHASED OPTIONS (Cost - $8,896,812)				36,843,220

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $17,997,190,436)				18,047,364,609

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 13.5%
Repurchase Agreements - 0.1%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/17; Proceeds at maturity - $20,001,317; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/19; Market value - $20,400,000) (Cost - $20,000,000)	0.790%	4/3/17	20,000,000	20,000,000

			SHARES
Money Market Funds - 13.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,442,808,855)	0.634%		2,442,808,855	2,442,808,855

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,462,808,855)				2,462,808,855

TOTAL INVESTMENTS - 112.2% (Cost - $20,459,999,291#)				20,510,173,464
Liabilities in Excess of Other Assets - (12.2)%				(2,225,227,623)

TOTAL NET ASSETS - 100.0%				$18,284,945,841

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	The coupon payment on these securities is currently in default as of March 31, 2017.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Security is valued using significant unobservable inputs.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2017, the Fund held TBA securities with a total cost of $2,296,349,488.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	All or a portion of this loan is unfunded as of March 31, 2017. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
DIP	— Debtor-in-Possession
GBP	— British Pound
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	VALUE
Australian Dollar Futures, Put	4/7/17	76.00		91	$17,290
Euro Bund Futures, Call	4/21/17	161.00	EUR	892	894,490
Euro Bund Futures, Call	5/26/17	165.00	EUR	833	364,344
Euro Bund Futures, Call	5/26/17	164.00	EUR	957	602,347
Euro Bund Futures, Put	5/26/17	156.00	EUR	957	112,302
Euro Bund Futures, Put	5/26/17	157.00	EUR	833	168,842
Euro Currency Futures, Put	4/7/17	1.07		190	76,000
Euro Currency Futures, Put	4/7/17	1.08		331	384,788
Japanese Yen Futures, Put	4/7/17	88.00		296	5,550
Japanese Yen Futures, Put	4/7/17	86.00		1,365	8,531
Japanese Yen Futures, Put	4/7/17	87.00		1,507	9,419
Japanese Yen Futures, Put	5/5/17	87.00		494	80,275
Japanese Yen Futures, Put	6/9/17	86.00		247	71,012
U.S. Dollar/Canadian Dollar, Call	4/7/17	1.36	CAD	53,300,000	4,104
U.S. Dollar/South Korean Won, Call	4/6/17	1,176.50	KRW	61,100,000	122
U.S. Dollar/Taiwan Dollar, Call	4/6/17	31.30	TWD	62,090,000	310
U.S. Treasury 5-Year Notes Futures, Call	4/21/17	118.00		197	35,399
U.S. Treasury 5-Year Notes Futures, Call	4/21/17	119.25		2,832	44,250
U.S. Treasury 5-Year Notes Futures, Call	4/21/17	117.75		588	169,969
U.S. Treasury 5-Year Notes Futures, Call	4/21/17	117.50		994	427,110
U.S. Treasury 5-Year Notes Futures, Call	5/26/17	117.50		584	387,813
U.S. Treasury 5-Year Notes Futures, Put	4/21/17	117.00		408	31,875
U.S. Treasury 5-Year Notes Futures, Put	4/21/17	116.00		2,346	36,656
U.S. Treasury 10-Year Notes Futures, Call	4/21/17	127.00		1,356	42,375
U.S. Treasury 10-Year Notes Futures, Call	4/21/17	125.00		408	121,125
U.S. Treasury 10-Year Notes Futures, Call	4/21/17	124.00		889	722,313
U.S. Treasury 10-Year Notes Futures, Call	4/21/17	124.50		1,897	978,141
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	128.00		364	45,500
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	127.50		746	116,563
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	127.00		2,324	508,375
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	125.00		967	679,922
U.S. Treasury 10-Year Notes Futures, Put	4/21/17	121.00		1,356	21,187
U.S. Treasury 10-Year Notes Futures, Put	4/21/17	124.00		405	101,250
U.S. Treasury 10-Year Notes Futures, Put	4/21/17	123.50		799	112,359
U.S. Treasury 10-Year Notes Futures, Put	4/21/17	124.50		406	183,969
U.S. Treasury 10-Year Notes Futures, Put	5/26/17	119.50		381	11,906
U.S. Treasury 10-Year Notes Futures, Put	5/26/17	121.00		366	28,594
U.S. Treasury Long-Term Bonds Futures, Call	4/7/17	152.50		96	13,500
U.S. Treasury Long-Term Bonds Futures, Call	4/21/17	154.00		93	23,250
U.S. Treasury Long-Term Bonds Futures, Call	4/21/17	152.00		161	108,172
U.S. Treasury Long-Term Bonds Futures, Call	4/21/17	149.00		61	141,063
U.S. Treasury Long-Term Bonds Futures, Call	4/21/17	153.00		835	339,219
U.S. Treasury Long-Term Bonds Futures, Call	4/21/17	150.00		287	466,375
U.S. Treasury Long-Term Bonds Futures, Call	5/26/17	151.00		191	390,953
U.S. Treasury Long-Term Bonds Futures, Call	5/26/17	153.00		386	482,500
U.S. Treasury Long-Term Bonds Futures, Call	5/26/17	152.00		1,099	1,768,703
U.S. Treasury Long-Term Bonds Futures, Put	4/21/17	149.00		420	196,875

TOTAL WRITTEN OPTIONS (Premiums received - $15,680,275)					$11,536,987

Abbreviations used in this schedule:

CAD	— Canadian Dollar
KRW	— South Korean Won
TWD	— Taiwan Dollar

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

At March 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,425	6/17	$351,691,680	$351,654,375	$(37,305)
90-Day Eurodollar	5,016	3/18	1,237,434,102	1,233,246,300	(4,187,802)
90-Day Eurodollar	8,935	12/18	2,189,151,175	2,188,851,625	(299,550)
British Pound	27	6/17	2,063,732	2,118,826	55,094
Canadian Dollar	3,378	6/17	252,493,644	254,464,740	1,971,096
Euro	1,832	6/17	246,795,473	245,533,800	(1,261,673)
Euro BTP	4,509	6/17	626,356,420	628,645,079	2,288,659
Euro-Bobl	184	6/17	25,940,201	25,871,175	(69,026)
Mexican Peso	7,844	6/17	198,695,753	206,846,280	8,150,527
U.S. Treasury 2-Year Notes	6,450	6/17	1,395,808,707	1,396,122,662	313,955
U.S. Treasury 5-Year Notes	57,581	6/17	6,773,662,298	6,778,813,224	5,150,926
U.S. Treasury 10-Year Notes	4,254	6/17	529,599,341	529,888,875	289,534

					12,364,435

Contracts to Sell:
3-Month Euribor	1,217	4/17	$325,627,096	$325,644,934	$(17,838)
90-Day Eurodollar	6,324	12/19	1,542,705,497	1,544,399,850	(1,694,353)
Australian Dollar	1,335	6/17	100,906,527	101,940,600	(1,034,073)
Euro-Bund	8,110	6/17	1,390,384,516	1,396,564,905	(6,180,389)
Euro-Buxl	137	6/17	24,503,532	24,635,309	(131,777)
Japanese 10-Year Bonds	357	6/17	481,897,731	481,900,296	(2,565)
Japanese Yen	11,062	6/17	1,220,047,912	1,246,065,163	(26,017,251)
U.S. Treasury Long-Term Bonds	5,410	6/17	807,544,900	816,064,688	(8,519,788)
U.S. Treasury Ultra 10-Year Notes	5,672	6/17	756,106,498	759,427,625	(3,321,127)
U.S. Treasury Ultra Long-Term Bonds	596	6/17	95,387,024	95,732,500	(345,476)

					(47,264,637)

Net unrealized depreciation on open futures contracts					$(34,900,202)

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	70,579,860	USD	53,075,545	Barclays Bank PLC	4/3/17	$(1,996)
USD	53,300,000	CAD	70,579,860	Barclays Bank PLC	4/3/17	226,450
USD	42,778,000	MXN	925,603,713	Goldman Sachs Group Inc.	4/6/17	(6,645,050)
USD	26,313,169	MXN	568,272,359	Bank of America N.A.	4/10/17	(4,010,805)
USD	20,292,763	MXN	438,222,220	Barclays Bank PLC	4/10/17	(3,091,516)
EUR	36,480,000	USD	38,809,795	Bank of America N.A.	4/20/17	134,713
EUR	42,290,000	USD	44,859,244	Bank of America N.A.	4/20/17	287,774
USD	21,287,338	CNH	146,659,113	Bank of America N.A.	4/20/17	(26,828)
USD	75,297,600	GBP	60,000,000	Bank of America N.A.	4/20/17	95,612
USD	170,679,808	MXN	3,245,817,900	Bank of America N.A.	4/20/17	(2,255,941)
CAD	321,794,145	USD	245,416,766	Barclays Bank PLC	4/20/17	(3,377,900)
CAD	129,202,000	USD	96,283,909	Barclays Bank PLC	4/20/17	895,938
CAD	103,960,000	USD	78,126,057	Barclays Bank PLC	4/20/17	67,909
GBP	60,000,000	USD	73,041,300	Barclays Bank PLC	4/20/17	2,160,688
USD	53,088,240	CAD	70,579,860	Barclays Bank PLC	4/20/17	1,292
USD	225,303,715	CNY	1,574,197,056	Barclays Bank PLC	4/20/17	(2,896,118)
USD	7,533,029	EUR	7,000,000	Barclays Bank PLC	4/20/17	60,125
USD	73,381,200	GBP	60,000,000	Barclays Bank PLC	4/20/17	(1,820,788)
USD	57,129,710	JPY	6,457,942,400	Barclays Bank PLC	4/20/17	(909,733)
USD	36,089,013	MXN	679,137,487	Barclays Bank PLC	4/20/17	(95,133)
USD	2,687,480	MXN	50,563,600	Barclays Bank PLC	4/20/17	(6,526)
USD	51,283,289	MXN	964,542,772	Barclays Bank PLC	4/20/17	(107,125)
EUR	52,613,883	USD	56,142,065	Citibank N.A.	4/20/17	26,296
GBP	101,248,000	USD	123,839,466	Citibank N.A.	4/20/17	3,061,382
IDR	1,831,590,000,000	USD	135,804,108	Citibank N.A.	4/20/17	1,413,532
IDR	2,110,000	USD	157	Citibank N.A.	4/20/17	1
INR	9,049,680,000	USD	130,946,028	Citibank N.A.	4/20/17	8,112,622
JPY	23,793,843,365	USD	206,742,985	Citibank N.A.	4/20/17	7,099,340
JPY	300,000,000	USD	2,658,632	Citibank N.A.	4/20/17	37,557
JPY	150,000,000	USD	1,312,778	Citibank N.A.	4/20/17	35,316
MXN	541,199,954	USD	26,454,843	Citibank N.A.	4/20/17	2,380,052
USD	177,787,164	CNY	1,247,977,000	Citibank N.A.	4/20/17	(3,122,933)
USD	157,691,255	EUR	147,928,007	Citibank N.A.	4/20/17	(230,440)
USD	4,038,868	EUR	3,800,000	Citibank N.A.	4/20/17	(17,852)
USD	435,582	JPY	50,000,000	Citibank N.A.	4/20/17	(13,783)
USD	1,333,028	JPY	150,000,000	Citibank N.A.	4/20/17	(15,067)
USD	876,655	JPY	100,000,000	Citibank N.A.	4/20/17	(22,075)
USD	883,498	JPY	100,000,000	Citibank N.A.	4/20/17	(15,231)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	81,187,543	MXN	1,775,246,825	Citibank N.A.	4/20/17	$(13,396,825)
USD	9,420,917	TWD	296,700,000	Citibank N.A.	4/20/17	(363,167)
USD	104,670,840	TWD	3,304,270,000	Citibank N.A.	4/20/17	(4,291,935)
USD	36,057,825	EUR	33,750,000	Goldman Sachs Group Inc.	4/20/17	27,750
USD	8,590,080	EUR	8,000,000	JPMorgan Chase & Co.	4/20/17	49,618
USD	66,095,630	TWD	2,087,300,000	JPMorgan Chase & Co.	4/20/17	(2,735,912)
USD	50,845,909	EUR	47,642,164	UBS AG	4/20/17	(14,854)

Total						$(23,311,566)

Abbreviations used in this table:

CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
TWD	— Taiwan Dollar
USD	— United States Dollar

At March 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange	295,460,000		3/29/19	3-Month LIBOR quarterly	1.597% semi-annually	—	$(122,601)
Chicago Mercantile Exchange	404,740,000		10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(5,970,344)
Chicago Mercantile Exchange	275,310,000		6/13/21	3-Month LIBOR quarterly	1.185% semi-annually	—	(8,850,035)
Chicago Mercantile Exchange	50,110,000		3/31/22	3-Month LIBOR quarterly	2.054% semi-annually	—	(27,266)
Chicago Mercantile Exchange	565,600,000		8/31/22	1.897% semi-annually	3-Month LIBOR quarterly	—	5,958,330
Chicago Mercantile Exchange	882,632,000		11/30/22	1.900% semi-annually	3-Month LIBOR quarterly	—	10,813,884
Chicago Mercantile Exchange	696,064,000		5/15/23	1.267% semi-annually	3-Month LIBOR quarterly	$246,656	36,039,098
Chicago Mercantile Exchange	124,700,000		10/7/23	4.860% semi-annually	3-Month LIBOR quarterly	(4,888,144)	(15,513,562)
Chicago Mercantile Exchange	274,580,000		6/13/26	1.573% semi-annually	3-Month LIBOR quarterly	35,776	18,304,726
Chicago Mercantile Exchange	12,221,800,000	JPY	5/9/46	0.641% semi-annually	6-Month JPY LIBOR quarterly	—	6,510,852

Total						$(4,605,712)	$47,143,082

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$7,180,000	6/20/21	0.59%	1.000% quarterly	$120,017	$52,440	$67,577
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 1.550%, due 2/9/18)	21,430,000	3/20/24	0.94%	1.000% quarterly	86,382	(319,200)	405,582

Total	$28,610,000				$206,399	$(266,760)	$473,159

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.IG.23 Index)	$193,240,000		12/20/19	1.000% quarterly	$3,342,076	$1,564,344	$1,777,732
Chicago Mercantile Exchange (Markit CDX.NA.IG.25 Index)	138,520,000		12/20/20	1.000% quarterly	2,768,760	135,949	2,632,811
Chicago Mercantile Exchange (Markit CDX.NA.IG.27 Index)	303,230,000		12/20/21	1.000% quarterly	5,614,746	4,828,441	786,305
Chicago Mercantile Exchange (Markit CDX.NA.IG.28 Index)	151,600,000		6/20/22	1.000% quarterly	2,508,216	2,389,577	118,639

Total	$786,590,000				$14,233,798	$8,918,311	$5,315,487

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.HY.28 Index)	$30,950,000		6/20/22	5.000% quarterly	$(2,241,468)	$(2,241,468)	—
Chicago Mercantile Exchange (Markit CDX.NA.HY.27 Index)	247,975,200		12/20/21	5.000% quarterly	(19,497,050)	(16,978,464)	$(2,518,586)

Total	$278,925,200				$(21,738,518)	$(19,219,932)	$(2,518,586)

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse	20,750,896	EUR	5/29/20	3-month EURIBOR-Reuters quarterly	Magnolia Finance X Ltd.,16- 1HAA A due 05/29/20 quarterly	—	$(156)[6]

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

EUR	— Euro
JPY	— Japanese Yen

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,696,681,131	$72,469,204	$1,769,150,335
Industrials	—	229,012,819	2,022	229,014,841
Other Corporate Bonds & Notes	—	3,088,382,868	—	3,088,382,868
Asset-Backed Securities	—	499,250,549	123,828,536	623,079,085
Collateralized Mortgage Obligations	—	2,166,807,359	—	2,166,807,359
Mortgage-Backed Securities	—	3,804,866,553	—	3,804,866,553
Non-U.S. Treasury Inflation Protected Securities	—	87,737,321	—	87,737,321
Senior Loans:
Consumer Discretionary	—	221,526,700	2,375,553	223,902,253
Health Care	—	77,936,447	3,216,294	81,152,741
Other Senior Loans	—	319,747,079	—	319,747,079
Sovereign Bonds	—	1,128,072,533	—	1,128,072,533
U.S. Government & Agency Obligations	—	3,789,163,266	—	3,789,163,266
U.S. Treasury Inflation Protected Securities	—	686,199,482	—	686,199,482
Common Stocks	$71,353	—	—	71,353
Preferred Stocks	13,174,320	—	—	13,174,320
Purchased Options	4,821,498	32,021,722	—	36,843,220

Total Long-Term Investments	$18,067,171	$17,827,405,829	$201,891,609	$18,047,364,609

Short-Term Investments†:
Repurchase Agreements	—	$20,000,000	—	$20,000,000
Money Market Funds	$2,442,808,855	—	—	2,442,808,855

Total Short-Term Investments	$2,442,808,855	$20,000,000	—	$2,462,808,855

Total Investments	$2,460,876,026	$17,847,405,829	$201,891,609	$20,510,173,464

Other Financial Instruments:
Futures Contracts	$18,219,791	—	—	$18,219,791
Forward Foreign Currency Contracts	—	$26,173,967	—	26,173,967
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	206,399	—	206,399
Centrally Cleared Interest Rate Swaps	—	77,626,890	—	77,626,890
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	5,315,487	—	5,315,487

Total Other Financial Instruments	$18,219,791	$109,322,743	—	$127,542,534

Total	$2,479,095,817	$17,956,728,572	$201,891,609	$20,637,715,998

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$11,532,451	$4,536	—	$11,536,987
Futures Contracts	53,119,993	—	—	53,119,993
Forward Foreign Currency Contracts	—	49,485,533	—	49,485,533
OTC Total Return Swaps‡	—	156	—	156
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	2,518,586	—	2,518,586
Centrally Cleared Interest Rate Swaps	—	30,483,808	—	30,483,808

Total	$64,652,444	$82,492,619	—	$147,145,063

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER STAPLES	FINANCIALS	INDUSTRIALS	ASSET BACKED SECURITIES
Balance as of December 31, 2016	$369,952	$72,013,353	$4,200,230	$130,523,557
Accrued premiums/discounts	228	44,131	(7,484)	10,542
Realized gain (loss)	—	(41,549)	182	21,000
Change in unrealized appreciation (depreciation)[1]	1,714	644,008	(53,326)	(3,120,668)
Purchases	—	—	—	—
Sales	(6,751)	(190,739)	(1,520,710)	(7,855,616)
Transfers into Level 3[2]	—	—	—	4,249,721
Transfers out of Level 3[3]	(365,143)	—	(2,616,870)	—

Balance as of March 31, 2017	—	$72,469,204	$2,022	$123,828,536

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017[1]	—	$644,008	$(235)	$(3,119,080)

	SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIOANARY	HEALTHCARE	UTILITIES	TOTAL
Balance as of December 31, 2016	—	$3,224,255	$2,529,762	$212,861,109
Accrued premiums/discounts	—	(644)	(141)	46,632
Realized gain (loss)	—	—	(15,959)	(36,326)
Change in unrealized appreciation (depreciation)[1]	—	(7,317)	35,217	(2,500,372)
Purchases	—	—	—	—
Sales	—	—	(2,548,879)	(12,122,695)
Transfers into Level 3[2]	$2,375,553	—	—	6,625,274
Transfers out of Level 3[3]	—	—	—	(2,982,013)

Balance as of March 31, 2017	$2,375,553	$3,216,294	—	$201,891,609

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017[1]	—	$(7,317)	—	$(2,482,624)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$423,380,288
Gross unrealized depreciation	(373,206,115)

Net unrealized appreciation	$50,174,173

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017